United States
Securities And Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-8061

Diamond Hill Funds
(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215
(Address of principal executive offices)  (Zip code)

James F. Laird, Jr., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215
(Name and address of agent for service)

Registrant's telephone number, including area code: (614) 255-3333

Date of fiscal year end: 12/31

Date of reporting period: 06/30/06

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Diamond Hill Funds Semi-Annual Report

SEMI-ANNUAL REPORT

Six months ended June 30, 2006

SMALL CAP FUND (Closed to new investors.)

SMALL-MID CAP FUND

LARGE CAP FUND

SELECT FUND

LONG-SHORT FUND

FINANCIAL LONG-SHORT FUND

STRATEGIC INCOME FUND

Not FDIC Insured May Lose Value | No Bank Guarantee

This material must be preceded or accompanied by a current prospectus.

Table of Contents

Letter to Shareholders	1
Mission Statement, Pledge, and Fundamental Principles	4
Financial Statements
Schedules of Investments	6
Tabular Presentation of Schedules of Investments	19
Statements of Assets & Liabilities	21
Statements of Operations	23
Statements of Changes in Net Assets	24
Schedule of Capital Share Transactions	26
Financial Highlights	27
Notes to Financial Statements	34
Performance Update	40
Schedule of Shareholder Expenses	41
Management of the Trust	43

CAUTIONARY STATEMENT

At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Please read the Prospectus carefully for a discussion of fees, expenses, and risks. Current performance may be lower or higher than that quoted herein. You may obtain a current copy of the Prospectus or more current performance information by calling 1-888-226-5595 or at Diamond Hill’s website (www.diamond-hill.com).

Letter to Shareholders

Dear fellow shareholders:

We are pleased to provide this 2006 mid-year update for the Diamond Hill Funds. We appreciate the confidence that you have placed in us, and assure you that we are constantly guided by our fiduciary duties to you.

The following table summarizes the performance of the Diamond Hill Class A shares relative to their benchmarks as of June 30, 2006:

		Three	Six	One	Three	Five
		Months	Months	Year	Years	Years
	NAV	Ended	Ended	Ended	Ended	Ended	Since	Inception
	6/30/06	6/30/06	6/30/06	6/30/06	6/30/06	6/30/06	Inception	Date

Small Cap Fund (DHSCX)	$24.75	-2.94%	3.34%	14.06%	24.58%	15.20%	19.03%	12/29/2000
Russell 2000		-5.02%	8.21%	14.58%	18.70%	8.50%	8.99%
Small-Mid Cap (DHMAX)	$10.48	-0.95%	4.80%	NA	NA	NA	4.80%	12/31/2005
Russell 2500		-4.43%	6.32%	NA	NA	NA	6.32%
Large Cap Fund (DHLAX)	$15.16	0.93%	4.99%	16.76%	20.40%	9.24%	9.23%	6/29/2001
Russell 1000		-1.66%	2.76%	9.08%	12.04%	3.12%	2.64%
Select Fund (DHTAX)	$10.48	1.65%	4.80%	NA	NA	NA	4.80%	12/31/2005
Russell 3000		-1.98%	3.23%	NA	NA	NA	3.23%
Long-Short Fund (DIAMX)	$17.68	2.14%	7.41%	21.57%	19.23%	8.28%	10.51%	6/30/2000
Russell 3000		-1.98%	3.23%	9.56%	12.56%	3.53%	0.39%
Financial Long-Short Fund (BANCX)	$19.45	1.09%	5.25%	8.06%	14.88%	15.46%	12.93%	8/1/1997
S&P Supercomposite Financials(A)		-0.38%	3.44%	12.58%	13.06%	5.50%	7.29%
NASDAQ Bank Index		-0.74%	5.12%	7.69%	11.82%	11.30%	9.64%
Strategic Income Fund (DSIAX)	$11.27	0.50%	2.93%	2.56%	6.53%	NA	9.99%	9/30/2002
Merril Lynch Domestic Master Index		-0.13%	-0.78%	-0.88%	2.07%	NA	3.14%
Source: Diamond Hill Funds, Bloomberg LP and Frank Russell Company
Returns are shown without sales charges but include all other expenses. Standardized performance for each Fund is shown on page 40.
(A) Returns for the S&P Supercomposite Financials are price change only before November 29, 2001 and total return thereafter.

Equity Funds and Markets

The first half of 2006 for the U.S. equity market is perhaps best examined in two parts. Equity indices were strongly positive from the beginning of the year until early May (late April in the case of the NASDAQ), with small capitalization stocks leading the way. On May 9th, the peak of the relative small cap performance, the Russell 2000 had gained 16.4% for the year while the Russell 1000 increased 7.0%. The apparent reasons (to the degree explanations for six-month returns can be offered) included healthy corporate earnings growth and investor expectations that the Fed’s short-term rate increases, implemented to contain inflation and return to a neutral from accommodating monetary policy, were both nearing an end and had likely balanced the risk of higher inflation with the potential of spurring slower economic growth. Since early May and continuing through July, equity indices have declined, with small caps falling further than large caps. Intermittent economic data pointing to higher inflation introduced some doubt that the Fed rate hikes will soon end. Further, while earnings in general have continued to show healthy growth, the rate has slowed. Also, many companies experiencing even marginal earnings disappointments have seen precipitous declines in their stock price. Earnings growth has outpaced stock prices in the past 18 months, leading us to raise our expected 5-year return forecast a bit.

The 6-month absolute returns of our equity mutual funds generally fell within the range of our long-term expectations. It is unusual that returns in 2005 and in the first half of 2006 have closely matched our long-term expectations, both for absolute and relative performance. Being volatile, equities usually have wide dispersions around a long-term expected mean that lead us away from forecasting any particular year. The Long-Short Fund achieved a very attractive return, both in absolute and relative terms. Of particularly note, short sales in the Fund (transactions in which the Fund borrows and sells shares with the goal of profiting from a decline in the price of the shorted stock) contributed positively to the Fund in the first half. The Long-Short Fund added the ability to short in mid 2002, changing from the concentrated long-only Diamond Hill Focus Fund. The exact timing of that change, in retrospect, was inopportune. The stock market bottomed in October of 2002, and the short sales had a negative contribution to the Fund in the positive stock markets of 2003 and 2004. Patience, however, is now being rewarded. The Small Cap Fund lagged the Russell 2000 in the first half of the year, but maintains a very solid longer-term track record. High cash balances acted as a relative drag early in the year, but benefited the Fund as small-cap equity prices declined. We believed at the beginning of the year that small-cap and large-cap were valued at parity. After small cap strongly outperformed early in the year, we were not surprised by the subsequent underperformance. The Large Cap, Select, and Financial Long-Short Funds posted positive relative results, while the Small-Mid Cap Fund trailed its benchmark.

Diamond Hill Funds Semi-Annual Report June 30, 2006	Page 1

In reflecting on the performance of the U.S. economy and stock market in the decade to date, a few observations stand out. The U.S. consumer, despite some premature calls of his demise, has carried the economy to an impressive performance. Capitalization-weighted equity indices, in contrast, have performed poorly. In our opinion, this occurrence is simply due to a beginning price for equities (valuation) that was too high. However, to the surprise of some economists, there was an absence of a large wealth effect (where consumer spending is severely effected by the performance of asset prices), following the bear market in equities in the years 2000-2002. This may have been caused by a host of factors, but foremost in our opinion, was the strong performance of residential real estate, which was undoubtedly helped by falling interest rates. Because the typical homeowner employs leverage through mortgage debt, the return on equity in residential real estate has been even better than the strong gains reported for home prices. This low correlation (even negative correlation during the years 2000-2002) between equities and home prices helped offset the damage to personal balance sheets from declining equity prices. Additionally, refinancing and home equity lines of credit introduced an important source of funds to maintain consumer spending. This is topical now because recent data show much softer conditions in residential real estate, now facing a major headwind in higher interest rates (although still historically low to normal). Existing home sales and new starts have fallen year-over-year, and the inventory of unsold homes has increased, and in at least some markets, home prices have declined. In our opinion, the most probable scenario is for consumer spending, and the economy in general, to experience a lower growth rate, but not slide into recession. One risk to this scenario, however, stems from the possibility of more wide-spread declining home prices, exacerbated by mortgage debt (in some cases adjustable-rate debt that will have higher interest costs), that will not necessarily be offset by solid performance in another asset class (stocks or bonds). It is often a useful reminder that asset classes frequently become more correlated in times of crises, in contradiction to the fortuitous experience of the last six years.

Strategic Income Fund and Fixed Income Markets

At the beginning of this year, we felt that there was a risk that higher input prices would translate into higher costs to the consumer, and with accelerating inflation, the Federal Reserve would continue to raise interest rates. This, in fact, has happened over the last six months. It has been a difficult six months for the bond market, as the Merrill Lynch Domestic Master Index provided a negative return of 78 basis points. Fortunately, during this same time span, the Diamond Hill Strategic Income Fund generated a return of positive 2.93%. Our out-performance can be attributed to proper security selection and appropriate duration.

At the beginning of the year, yields on 2 and 10-year government securities were 4.39% and 4.37%, respectively. At the end of June, those same yields had moved to 5.16% on both maturities, and the bond market was clearly anticipating higher interest rates throughout the remainder of the year. However, at the most recent testimony of Federal Reserve Chairman Bernanke, he indicated that as the economy slows, the Fed would be willing to pause in their removal of monetary accommodation. It appears that the Fed is willing to forego a few months of higher inflation statistics, in anticipation of slower economic growth, with the thesis that the slower growth will eventually bring inflation into an appropriate range. The bond market has changed its tone since the end of the quarter. In fact, late July economic statistics reveal an economy with much slower growth than the first quarter of 2006. The second quarter was the first since 1991 in which the U.S. had declines in home construction, consumer spending on durable goods, and corporate purchases of equipment and software. Therefore, interest rates are somewhat lower in late July than at the end of June and it appears that the long awaited end of rising interest rates is upon us. If employment numbers confirm weaker GDP growth, we will have a respite from higher interest rates.

Earlier in the year, in anticipation of this, we lengthened the duration and upgraded the credit quality of our portfolio. As the economy slows, there should be ample time to take advantage of widening credit spreads and increase the underlying yield of the Fund. In the interim, we expect no major changes in the structure of the Strategic Income Fund.

Page 2	Diamond Hill Funds Semi-Annual Report June 30, 2006

Other Developments

Net assets increased in each of our mutual funds in the first half of 2006, as indicated in the following table:

	12/31/2005 Net Assets (millions)	6/30/2006 Net Assets (millions)	Year-To-Date % Change
Diamond Hill Small Cap Fund	$385.5	$520.4	35.0%
Diamond Hill Small-Mid Cap Fund	NA	$10.6	NA
Diamond Hill Large Cap Fund	$116.6	$300.6	157.8%
Diamond Hill Select Fund	NA	$19.5	NA
Diamond Hill Long-Short Fund	$307.8	$769.9	150.1%
Diamond Hill Financial Long-Short Fund	$19.9	$25.6	28.6%
Diamond Hill Strategic Income Fund	$77.0	$100.3	30.3%

The Small Cap Fund is now closed to new investors, and future net asset levels should track more closely with the total return of the Fund. Our aim in closing the Fund was to manage the growth in assets such that the Fund will continue to be run relatively concentrated in respect to the number of holdings and include fairly small companies in its universe. There is every indication that the Long-Short Fund and the Large Cap Fund will continue to experience significant inflows. We will do our best to balance the potential economies and diseconomies of scale. As one demonstration of this intention, all Diamond Hill Funds implemented a 10% reduction in administration expenses for all share classes in the first half of the year.

In terms of personnel, Chris Welch, CFA, joined Diamond Hill last December and is co-portfolio manager of the Small-Mid Cap Fund and a supporting analyst for the other equity Funds. Bill Zox, CFA, added the title of co-portfolio manager of the Strategic Income Fund, reflecting his role in that product during the last several years. In addition, Jason Downey, CFA and Bhavik Kothari, CFA, have assumed full-time roles as equity analysts, turning over their trading and other responsibilities to new members of the Diamond Hill team.

Thank you again for your trust in the Diamond Hill Funds. As always, we will work hard to continue to earn it. Best wishes for the rest of 2006.

Diamond Hill Capital Management, Inc.

Investment Team

/s/ Ric Dillon	/s/ Charles S. Bath	/s/ Kent A. Rinker
Ric Dillon, CFA	Charles S. Bath, CFA	Kent A. Rinker

/s/ Christopher M. Bingaman	/s/ Thomas P. Schindler	/s/ Chris Welch
Christopher M. Bingaman, CFA	Thomas P. Schindler, CFA	Chris Welch, CFA

/s/ William Zox	/s/ Richard Moore
William Zox, CFA, J.D., LL.M.	Richard Moore, CFA

/s/ Jason Downey	/s/ Bhavik Kothari
Jason Downey, CFA	Bhavik Kothari, CFA

Diamond Hill Funds Semi-Annual Report June 30, 2006	Page 3

Mission Statement, Pledge
and Fundamental Principles

Mission	The mission of Diamond Hill is to preserve and build capital through a disciplined intrinsic value approach, independent thinking and aligning our interests with those of our clients.

•
Disciplined intrinsic value approach - taking a stake in a company as an owner or a lender, possessing the proper long-term investment temperament and seeking investments selling at a discount to a growing intrinsic value.

	•	Independent thinking - intellectual curiosity, healthy skepticism and confidence in decisions that may be contrary to the norm.

“You are neither right nor wrong because the crowd disagrees with you. You are right because your data and reasoning are right”
- Benjamin Graham

	•	Aligning our interests - mindful of our fiduciary duties to clients, all of our Portfolio Managers are significant investors in the same portfolios in which our clients invest.

Pledge	Consistent with our mission, we make the following pledge to all of our clients:

Our investment discipline is to assess the economics of the underlying business, its management, and the price that must be paid to own a piece of it. We seek to concentrate our investments in businesses that are available at prices below intrinsic value and are managed or controlled by trustworthy and capable people. Benjamin Graham pioneered this discipline during the 1930s and many others have practiced it with great success ever since, most notably Warren Buffett.

We will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.

Our investment team will be comprised of people with integrity, sound experience and education, in combination with a strong work ethic and independence of thought. Especially important is that each possesses the highest level of character, business ethics and professionalism.

Our employees will enjoy a working environment that supports professional and personal growth, thereby enhancing employee satisfaction, the productivity of the firm and the experience of our clients.

We will invest the capital you entrust to us with the same care that we invest our own capital. To this end, Diamond Hill employees and affiliates are significant investors in the same portfolios in which our clients invest, and are collectively the largest shareholders in the Diamond Hill Funds. In addition, all Diamond Hill employees are subject to a Code of Ethics, which states that all personal investments must be made in a Diamond Hill fund, unless approved by our compliance committee.

Fundamental Principles - Equity	•
Every share of stock has an intrinsic value that is independent of its current stock market price. We believe that we can determine a reasonable approximation of that intrinsic value in some cases. At any point in time, the stock market price may be either significantly higher or lower than intrinsic value.

•
Over short periods of time, as evidenced by extreme stock market volatility, the stock market price is heavily influenced by the emotions of market participants, which are far more difficult to predict than intrinsic value. While stock market prices may experience extreme fluctuations on a particular day, we believe intrinsic value is far less volatile.

	•	Over sufficiently long periods of time, five years and longer, the stock market price tends to revert to intrinsic value.

Page 4	Diamond Hill Funds Semi-Annual Report June 30, 2006

•
We concentrate our investments in businesses whose per share intrinsic value is likely to grow. To achieve this, we assess the underlying economics of the businesses in which we invest and the industries and markets in which they participate. We seek to invest in businesses that possess a competitive advantage and significant growth prospects as well as outstanding managers and employees.

•
We only invest in a business when the stock market price is lower than our conservative assessment of per share intrinsic value. In addition, every business in which we invest is “handicapped” by its price. While we would prefer to own only great businesses with superior managers, there are very few businesses that satisfy those criteria and additionally are available at attractive prices. As a result, we may invest in less attractive businesses at more than attractive prices. Depending on the price that we pay, our returns from less than ideal businesses may be even better than our returns from ideal businesses.

•
In estimating intrinsic value, we use an interdisciplinary approach. Not only do we perform financial modeling including discounted cash flow, private market value, and leveraged buyout analyses, we draw from other areas we believe are relevant to our investment decision-making. These include economics, statistics and probability theory, politics, psychology, and consumer behavior. In short, we do not want to exclude from our thinking anything that can help us forecast future cash flows, our most important as well as most difficult job.

	•	We intend to achieve our return from both the closing of the gap between our purchase price and intrinsic value and the growth in per share intrinsic value.

•
We do not define risk by price volatility. We define risk as the possibility that we are unable to obtain the return of the capital that we invest as well as a reasonable return on that capital when we need the capital for other purposes. If you will need the capital that you entrust to us in less than five years, then you should not invest that capital in the stock market.

Fundamental Principles - Fixed Income	•	Our primary goal is to generate a yield greater than the current rate of inflation without bearing undue credit or interest rate risk. However, we cannot guarantee any specific yield.
•
A flexible approach allows us to invest in both investment grade and non-investment grade corporate bonds as well as preferred securities, real estate investment trusts, master limited partnerships, and closed end funds. We can also invest in securities issued by the U.S. government and its agencies when conditions warrant.

•
We balance our income objective with a focus on total return. Over the next five years, our objective is to earn equity-like returns in the income markets with lower year-to-year volatility and, more importantly, a much lower risk of permanent loss of capital.

Diamond Hill Funds Semi-Annual Report June 30, 2006	Page 5

Diamond Hill Small Cap Fund
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Market Value
Common Stocks — 81.0%
Consumer Discretionary — 14.7%
American Greetings Corp.	580,000	$12,185,800
Belo Corp.	460,000	7,176,000
Callaway Golf Co.	619,900	8,052,501
K-Swiss, Inc.	96,000	2,563,200
Lodgenet Entertainment Corp.*	175,000	3,263,750
MoneyGram International, Inc.	230,000	7,808,500
Multimedia Games, Inc.*	15,450	156,509
Polaris Industries, Inc.	175,000	7,577,500
Steiner Leisure Ltd.*	140,000	5,534,200
The Brink's Co.	145,000	8,179,450
The Finish Line, Inc.	745,000	8,813,350
United Auto Group, Inc.	240,000	5,124,000
		76,434,760
Consumer Staples — 1.0%
Del Monte Foods Co.	460,000	5,165,800
Energy — 24.7%
Berry Petroleum Co.	515,000	17,072,250
Cimarex Energy Co.	550,000	23,649,999
Encore Acquisition Co.*	801,360	21,500,489
Helmerich & Payne	226,000	13,618,760
James River Coal Co.*	375,000	9,933,750
Lufkin Industries, Inc.	76,800	4,564,224
Remingtion Oil & Gas Corp.*	230,000	10,113,100
Southwestern Energy Co.*	141,600	4,412,256
Tidewater, Inc.	140,000	6,888,000
Whiting Petroleum Corp.*	418,000	17,501,660
		129,254,488
Financial — 8.7%
1st Source Corp.	143,430	4,852,237
Commercial Capital Bancorp, Inc.	400,000	6,300,000
Eagle Hospitality Properties Trust, Inc.	431,700	4,157,271
First State Bancorp	265,000	6,301,701
Greene County Bancshares, Inc.	26,590	823,226
Hanmi Financial Corp.	210,000	4,082,400
ITLA Capital Corp.	94,606	4,974,383
MAF Bancorp, Inc.	131,500	5,633,460
UCBH Holdings, Inc.	160,000	2,646,400
United Fire & Casualty Co.	180,900	5,450,517
		45,221,595
Health Care — 3.6%
Analogic Corp.	140,900	6,567,349
Apria Healthcare Group, Inc.*	370,000	6,993,000
Manor Care, Inc.	110,000	5,161,200
		18,721,549
Industrial — 15.5%
Acco Brands Corp.*	480,000	10,512,000
AirTran Holdings, Inc.*	820,000	12,185,200
Frontier Airlines Holdings, Inc.*	620,000	4,470,200
Kaydon Corp.	140,000	5,223,400
Lincoln Electric Holdings, Inc.	106,525	6,673,791
The Greenbrier Companies, Inc.	250,000	8,185,000
Trinity Industries, Inc.	262,500	10,605,000
U.S. Airways Group, Inc.*	175,000	8,844,500
Washington Group International, Inc.	101,572	5,417,850
Werner Enterprises, Inc.	410,000	8,310,700
		80,427,641
Information Technology — 3.4%
Gevity HR, Inc.	315,800	8,384,490
QAD, Inc.	450,000	3,487,500
The TriZetto Group, Inc.*	381,925	5,648,671
		17,520,661
Materials — 4.5%
Bowater, Inc.	225,000	5,118,750
Buckeye Technologies, Inc.*	830,000	6,341,200
Century Aluminum Co.*	203,300	7,255,777
Martin Marietta Materials, Inc.	50,000	4,557,500
		23,273,227
Utilities — 4.9%
National Fuel Gas Co.	317,000	11,139,380
UGI Corp.	243,200	5,987,584
WPS Resources Corp.	170,000	8,432,000
		25,558,964

Total Common Stocks		$421,578,685

Page 6	Diamond Hill Funds Semi-Annual Report June 30, 2006

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Market Value
Registered Investment Companies — 5.7%
First American Government Obligations Fund - Class Z	6,309,323	$6,309,323
First American Prime Obligations Fund - Class Z	23,477,938	23,477,938

Total Registered Investment Companies		$29,787,261

	Par Value	Market Value
U.S. Treasury Obligations — 14.4%
U.S. Treasury Bill, 4.645%, 7/13/06	$25,000,000	$24,970,950
U.S. Treasury Bill, 4.685%, 8/3/06	25,000,000	24,902,125
U.S. Treasury Bill, 4.740%, 8/17/06	25,000,000	24,853,050

Total U.S. Treasury Obligations		$74,726,125

Total Investment Securities — 101.1%
(Amortized Cost $495,206,616)		$526,092,071

Liabilities In Excess Of Other Assets — (1.1%)		(5,681,188)

Net Assets — 100.0%		$520,410,883

* Non-income producing security.

See accompanying Notes to Financial Statements.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Market Value
Common Stocks — 82.3%
Consumer Discretionary — 13.1%
American Greetings Corp.	10,100	$212,201
Belo Corp.	10,400	162,240
Callaway Golf Co.	10,500	136,395
K-Swiss, Inc.	2,000	53,400
MoneyGram International, Inc.	2,400	81,480
Polaris Industries, Inc.	3,600	155,880
The Black & Decker Corp.	2,600	219,596
The Brink's Co.	1,400	78,974
The Finish Line, Inc.	14,800	175,084
United Auto Group, Inc.	5,300	113,155
		1,388,405
Consumer Staples — 1.1%
Del Monte Foods Co.	10,200	114,546
Energy — 22.8%
Berry Petroleum Co.	4,600	152,490
Cimarex Energy Co.	10,900	468,700
Encore Acquisition Co.*	13,000	348,790
Helix Energy Solutions Group, Inc.*	3,700	149,332
Helmerich & Payne	2,600	156,676
James River Coal Co.*	8,400	222,516
Lufkin Industries, Inc.	1,000	59,430
Noble Energy, Inc.	6,800	318,648
Southwestern Energy Co.*	3,300	102,828
Tidewater, Inc.	2,800	137,760
Whiting Petroleum Corp.*	7,100	297,277
		2,414,447
Financial — 11.3%
1st Source Corp.	3,000	101,490
Assurant, Inc.	2,700	130,680
Comerica, Inc.	4,100	213,159
First Horizon National Corp.	3,600	144,720
Hanmi Financial Corp.	5,200	101,088
MAF Bancorp, Inc.	2,900	124,236
SAFECO Corp.	2,150	121,153
Sovereign Bancorp, Inc.	7,340	149,075
United Fire & Casualty Co.	3,600	108,468
		1,194,069

Diamond Hill Funds Semi-Annual Report June 30, 2006	Page 7

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Market Value
Common Stocks — 82.3% continued
Health Care — 3.1%
Analogic Corp.	2,400	$111,864
Apria Healthcare Group, Inc.*	7,900	149,310
Manor Care, Inc.	1,350	63,342
		324,516
Industrial — 16.8%
Acco Brands Corp.*	12,200	267,179
AirTran Holdings, Inc.*	17,000	252,620
AMR Corp.*	6,300	160,146
Dover Corp.	2,100	103,803
Fluor Corp.	2,350	218,386
Kaydon Corp.	1,000	37,310
Lincoln Electric Holdings, Inc.	1,150	72,048
Lyondell Chemical Co.	4,500	101,970
Parker Hannifin Corp.	800	62,080
Trinity Industries, Inc.	4,100	165,640
U.S. Airways Group, Inc.*	1,450	73,283
Washington Group International, Inc.	1,900	101,346
Werner Enterprises, Inc.	7,900	160,133
		1,775,944
Information Technology — 3.5%
Check Point Software Technologies Ltd.*	3,500	61,530
Gevity HR, Inc.	5,000	132,750
The TriZetto Group, Inc.*	12,000	177,480
		371,760
Materials — 4.1%
Bowater, Inc.	5,100	116,025
Martin Marietta Materials, Inc.	1,200	109,380
MeadWestvaco Corp.	7,400	206,682
		432,087
Utilities — 6.5%
Energen Corp.	5,400	207,414
National Fuel Gas Co.	5,600	196,784
UGI Corp.	4,000	98,480
WPS Resources Corp.	3,700	183,520
		686,198

Total Common Stocks		$8,701,972

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Market Value
Registered Investment Companies — 9.0%
First American Government Obligations Fund - Class Z	473,023	$473,023
First American Prime Obligations Fund - Class Z	473,023	473,023

Total Registered Investment Companies		$946,046

	Face Amount	Market Value
Repurchase Agreements — 7.7%
US Bank, 4.10% dated 6/30/2006, due 7/3/2006 repurchase proceeds $813,278 (Collateralized by various US Government Agency Obligations with maturities to 9/1/18 market value $829,850)	$813,000	$813,000

Total Investment Securities and Repurchase Agreements — 99.0%
(Amortized Cost $10,493,166)		$10,461,018

Other Assets In Excess Of Liabilities — 1.0%		102,470

Net Assets — 100.0%		$10,563,488

* Non-income producing security.

See accompanying Notes to Financial Statements.

Page 8	Diamond Hill Funds Semi-Annual Report June 30, 2006

Diamond Hill Large Cap Fund
Schedule of Investments
June 30, 2006 (Unaudited)

		Market
	Shares	Value
Common Stocks — 86.7%
Consumer Discretionary — 7.6%
American Greetings Corp.	132,300	$2,779,623
Belo Corp.	87,650	1,367,340
Fortune Brands, Inc.	78,800	5,595,588
Gannett Co., Inc.	35,400	1,979,922
MoneyGram International, Inc.	79,300	2,692,235
The Black & Decker Corp.	57,200	4,831,112
The Brink's Co.	62,854	3,545,594
		22,791,414
Consumer Staples — 7.6%
Archer-Daniels-Midland Co.	80,900	3,339,552
General Mills, Inc.	47,300	2,443,518
Kimberly-Clark Corp.	91,500	5,645,550
McDonald’s Corp.	180,400	6,061,440
Sara Lee Corp.	340,300	5,451,606
		22,941,666
Energy — 22.1%
Anadarko Petroleum Corp.	289,900	13,825,331
Apache Corp.	219,800	15,001,350
ConocoPhillips	220,600	14,455,918
Devon Energy Corp.	251,400	15,187,073
XTO Energy, Inc.	186,050	8,236,434
		66,706,106
Financial — 14.2%
Allstate Corp.	101,500	5,555,095
Bank of America Corp.	88,300	4,247,230
Bank of New York Co., Inc.	127,900	4,118,380
Citigroup, Inc.	113,500	5,475,240
Comerica, Inc.	58,100	3,020,619
Merrill Lynch & Co., Inc.	48,600	3,380,616
U.S. Bancorp	272,850	8,425,608
Wells Fargo & Co.	128,150	8,596,302
		42,819,090
Health Care — 6.5%
Abbott Laboratories	129,600	5,651,856
Johnson & Johnson	88,300	5,290,936
Pfizer, Inc.	122,900	2,884,463
UnitedHealth Group, Inc.	71,400	3,197,292
Wellpoint, Inc.*	35,600	2,590,612
		19,615,159
Industrial — 12.2%
Acco Brands Corp.*	1,645	36,026
AMR Corp.*	243,100	6,179,602
Fluor Corp.	69,300	6,440,049
Norfolk Southern Corp.	125,800	6,695,076
Parker Hannifin Corp.	37,500	2,910,000
Southwest Airlines Co.	264,600	4,331,502
Trinity Industries, Inc.	95,425	3,855,170
Union Pacific Corp.	65,500	6,088,880
		36,536,305
Information Technology — 1.6%
Microsoft Corp.	200,000	4,660,000
Materials — 12.1%
Dow Chemical Co.	172,300	6,724,869
International Paper Co.	85,650	2,766,495
MeadWestvaco Corp.	190,900	5,331,837
Phelps Dodge Corp.	178,300	14,649,128
Weyerhaeuser Co.	108,400	6,747,900
		36,220,229
Utilities — 2.8%
Dominion Resources, Inc.	111,100	8,309,169

Total Common Stocks		$260,599,138
Registered Investment Companies — 8.9%
First American Government Obligations Fund - Class Z	13,352,815	$13,352,815
First American Prime Obligations Fund - Class Z	13,352,815	13,352,815

Total Registered Investment Companies		$26,705,630

	Par Value	Market Value
U.S. Treasury Obligations — 3.3%
U.S. Treasury Bill, 4.685%, 8/3/06	$10,000,000	$9,960,850

Diamond Hill Funds Semi-Annual Report June 30, 2006	Page 9

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Face Amount	Market Value
Repurchase Agreements — 18.0%
US Bank, 4.10% dated 6/30/2006, due 7/3/2006 repurchase proceeds $54,219,519 (Collateralized by various US Government Agency Obligations with maturities to 10/1/34 market value $55,281,663)	$54,201,000	$54,201,000

Total Investment Securities and Repurchase Agreements — 116.9%
(Amortized Cost $336,142,413)		$351,466,618

Liabilities In Excess Of Other Assets — (16.9%)		(50,915,032)

Net Assets — 100.0%		$300,551,586

* Non-income producing security.

See accompanying Notes to Financial Statements.

Diamond Hill Select Fund
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Market Value
Common Stocks — 95.9%
Consumer Discretionary — 12.6%
American Greetings Corp.	21,000	$441,210
Belo Corp.	8,825	137,670
Fortune Brands, Inc.	4,110	291,851
McDonald’s Corp.	14,300	480,480
MoneyGram International, Inc.	6,825	231,709
The Black & Decker Corp.	5,440	459,462
The Brink's Co.	7,300	411,793
		2,454,175
Consumer Staples — 3.7%
General Mills, Inc.	5,225	269,924
Sara Lee Corp.	28,050	449,361
		719,285
Energy — 26.2%
Anadarko Petroleum Corp.	20,750	989,568
Apache Corp.	15,200	1,037,400
Cimarex Energy Co.	16,315	701,545
ConocoPhillips	16,000	1,048,480
Devon Energy Corp.	17,800	1,075,297
James River Coal Co.*	11,125	294,701
		5,146,991
Financial — 10.2%
Allstate Corp.	7,150	391,320
Citigroup, Inc.	8,300	400,392
U.S. Bancorp	19,400	599,072
Wells Fargo & Co.	9,000	603,720
		1,994,504
Health Care — 6.7%
Abbott Laboratories	12,250	534,223
Johnson & Johnson	6,310	378,095
UnitedHealth Group, Inc.	8,972	401,766
		1,314,084
Industrial — 16.8%
Acco Brands Corp.*	8,825	193,268
AirTran Holdings, Inc.*	39,000	579,540
Fluor Corp.	7,300	678,389
Norfolk Southern Corp.	11,700	622,674
Trinity Industries, Inc.	12,487	504,475
Union Pacific Corporation	7,525	699,523
		3,277,869

Page 10	Diamond Hill Funds Semi-Annual Report June 30, 2006

Diamond Hill Select Fund
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Market Value
Common Stocks — 95.9% continued
Information Technology — 3.3%
Microsoft Corp.	20,000	$466,000
The TriZetto Group, Inc.*	12,500	184,875
		650,875
Materials — 13.3%
Dow Chemical Co.	10,400	405,912
MeadWestvaco Corp.	22,225	620,744
Phelps Dodge Corp.	12,600	1,035,216
Weyerhauser Co.	8,674	539,957
		2,601,829
Utilities — 3.1%
Dominion Resources, Inc.	8,000	598,320

Total Common Stocks		$18,757,932
Registered Investment Companies — 1.2%
First American Prime Obligations Fund - Class Z	224,977	$224,977

Total Investment Securities — 97.1%
(Cost $19,341,277)		$18,982,909

Other Assets In Excess Of Liabilities — 2.9%		566,723

Net Assets — 100.0%		$19,549,632

* Non-income producing security.

See accompanying Notes to Financial Statements.

Diamond Hill Long-Short Fund
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Market Value
Common Stocks — 78.2%
Consumer Discretionary — 9.2%
American Greetings Corp. †	256,800	$5,395,368
Belo Corp. †	449,300	7,009,080
Fortune Brands, Inc. †	214,400	15,224,544
McDonald’s Corp. †	481,000	16,161,600
MoneyGram International, Inc. †	171,900	5,836,005
The Black & Decker Corp. †	133,300	11,258,518
The Brink's Co. †	170,846	9,637,423
		70,522,538
Consumer Staples — 2.7%
General Mills, Inc. †	132,100	6,824,286
Sara Lee Corp. †	879,500	14,089,590
		20,913,876
Energy — 23.6%
Anadarko Petroleum Corp. †	696,200	33,201,778
Apache Corp. †	595,200	40,622,399
Cimarex Energy Co. †	601,700	25,873,100
ConocoPhillips †	532,000	34,861,960
Devon Energy Corp. †	624,800	37,744,168
James River Coal Co.* †	329,350	8,724,482
		181,027,887
Financial — 9.3%
Allstate Corp. †	251,600	13,770,068
Citigroup, Inc. †	319,650	15,419,916
U.S. Bancorp †	686,200	21,189,856
Wells Fargo & Co. †	321,400	21,559,512
		71,939,352
Health Care — 5.3%
Abbott Laboratories †	350,300	15,276,583
Johnson & Johnson †	260,300	15,597,176
UnitedHealth Group, Inc. †	220,140	9,857,869
		40,731,628
Industrial — 11.9%
Acco Brands Corp.* †	272,236	5,961,968
AirTran Holdings, Inc.* †	1,000,000	14,860,000
Fluor Corp. †	220,300	20,472,479
Norfolk Southern Corp. †	408,600	21,745,692

Diamond Hill Funds Semi-Annual Report June 30, 2006	Page 11

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Market Value
Common Stocks — 78.2% continued
Industrial — 11.9% continued
Trinity Industries, Inc. †	275,250	$11,120,100
Union Pacific Corp. †	188,300	17,504,368
		91,664,607
Information Technology — 2.5%
Microsoft Corp. †	610,000	14,213,000
The TriZetto Group, Inc.* †	362,850	5,366,552
		19,579,552
Materials — 10.8%
Dow Chemical Co. †	361,200	14,097,636
MeadWestvaco Corp. †	551,000	15,389,430
Phelps Dodge Corp. †	436,200	35,838,192
Weyerhaeuser Co. †	280,350	17,451,788
		82,777,046
Utilities — 2.9%
Dominion Resources, Inc. †	300,300	22,459,437

Total Common Stocks		$601,615,923

Registered Investment Companies — 8.9%
First American Government Obligations Fund - Class Z	23,612,628	$23,612,628
First American Prime Obligations Fund - Class Z	44,999,642	44,999,642

Total Registered Investment Companies		$68,612,270

	Par Value	Market Value
U.S. Treasury Obligations — 9.0%
U.S. Treasury Bill, 4.685%, 8/3/06	$35,000,000	$34,862,975
U.S. Treasury Bill, 4.740%, 8/17/06	35,000,000	34,794,270

Total U.S. Treasury Obligations		$69,657,245

Total Investment Securities — 96.1%
(Amortized Cost $699,824,677)		$739,885,438

Segregated Cash With Brokers — 33.9%		260,992,365

Securities Sold Short — (32.1)%
(Proceeds $255,400,246)		(247,231,988)

Other Assets In Excess Of Liabilities — 2.1%		16,266,219

Net Assets — 100.0%		$769,912,034

*	Non-income producing security.

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $601,482,881.

See accompanying Notes to Financial Statements.

Page 12	Diamond Hill Funds Semi-Annual Report June 30, 2006

Diamond Hill Long-Short Fund
Schedule of Securities Sold Short
June 30, 2006 (Unaudited)

	Shares	Market Value
Common Stocks — 90.6%
Consumer Discretionary — 57.4%
Amazon.com, Inc.*	580,300	$22,446,004
AnnTaylor Stores Corp.*	180,300	7,821,414
Apollo Group, Inc.*	368,300	19,030,061
Brunswick Corp.	124,000	4,123,000
Ford Motor Co.	552,800	3,830,904
General Motors Corp.	675,000	20,108,250
Google, Inc.*	22,900	9,602,657
Harley-Davidson, Inc.	60,300	3,309,867
Kohl's Corp.*	198,600	11,741,232
P.F. Chang's China Bistro*	156,375	5,945,377
Panera Bread Co.*	24,400	1,640,656
Red Robin Gourmet Burgers, Inc.*	112,650	4,794,384
Sirius Satellite Radio, Inc.*	1,283,900	6,098,525
Winnbago Industries, Inc.	20,500	636,320
Yahoo!, Inc.*	626,600	20,677,800
		141,806,451
Consumer Staples — 5.6%
Colgate-Palmolive Co.	91,400	5,474,860
Kraft Foods, Inc.	82,500	2,549,250
Procter & Gamble Co.	105,200	5,849,120
		13,873,230
Finance — 3.3%
Corus Bankshares, Inc.	101,232	2,650,254
PrivateBancorp, Inc.	76,600	3,172,006
Wintrust Financial Corp.	49,500	2,517,075
		8,339,335
Health Care — 4.1%
Boston Scientific Corp.*	248,000	4,176,320
Tenet Healthcare*	854,500	5,964,410
		10,140,730
Industrial — 4.8%
Energy Conversion Devices, Inc.*	179,700	6,546,471
United Parcel Service, Inc.	63,400	5,219,722
		11,766,193
Information Technology — 14.7%
Applied Materials, Inc.	436,000	7,098,080
Cisco Systems, Inc.*	258,400	5,046,552
eBay, Inc.*	178,500	5,228,265
Juniper Networks, Inc.*	693,500	11,089,065
National Semiconductor Corp.	76,300	1,819,755
NetFlix, Inc.*	218,585	5,947,698
		36,229,415
Utilities — 0.7%
Aqua America, Inc.	85,733	1,953,855

Total Common Stocks Sold Short		$224,109,209
Exchange Traded Funds — 9.4%
Internet HOLDRs Trust	85,800	$4,573,140
Nasdaq 100 Trust, Series I	398,000	15,426,480
Semiconductor HOLDRs Trust	94,900	3,123,159

Total Exchange Traded Funds Sold Short		$23,122,779
Total Securities Sold Short — 100.0%
(Proceeds $255,400,246)		$247,231,988

* Non-income producing security.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2006	Page 13

Diamond Hill Financial Long-Short Fund
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Market Value
Preferred Stocks — 2.2%
Finance — 1.3%
1st Source Capital Trust †	3,560	$86,793
KeyCorp Capital VIII, 7.00%, 06/15/66 †	10,000	245,000
		331,793
Real Estate Investment Trust — 0.9%
The Mills Corp. †	10,000	225,000

Total Preferred Stocks		$556,793
Common Stocks — 81.9%
Finance - Banks & Thrifts — 46.8%
1st Source Corp. †	12,000	$405,960
Bank of America Corp. †	23,974	1,153,149
Capital Corp. of the West †	8,643	276,576
Comerica, Inc. †	19,000	987,810
Commercial Capital Bancorp, Inc. †	20,067	316,055
Fifth Third Bancorp †	5,029	185,822
First Horizon National Corp. †	16,000	643,200
First State Bancorp †	21,072	501,092
Freedom Bank* †	15,000	206,250
Greene County Bancshares, Inc. †	6,865	212,540
Hanmi Financial Corp. †	17,000	330,480
ITLA Capital Corp. †	11,302	594,259
MAF Bancorp, Inc. †	12,589	539,313
National City Corp. †	6,000	217,140
PNC Financial Services Group †	12,500	877,125
Sovereign Bancorp, Inc. †	17,850	362,534
U.S. Bancorp †	40,000	1,235,200
UCBH Holdings, Inc. †	14,000	231,560
Wachovia Corp. †	12,180	658,694
Washington Mutual, Inc. †	17,000	774,860
Wells Fargo & Co. †	19,000	1,274,520
		11,984,139
Finance - Broker Dealer — 8.1%
Merrill Lynch & Co., Inc. †	16,000	1,112,960
Morgan Stanley †	15,000	948,150
		2,061,110
Finance - Diversified — 4.7%
Citigroup, Inc. †	25,000	1,206,000
Finance - Specialties — 10.0%
Bank of New York Co., Inc. †	35,000	1,127,000
Freddie Mac †	16,000	912,160
Mellon Financial Corp. †	15,000	516,450
		2,555,610
Insurance — 10.6%
Allstate Corp. †	23,000	1,258,790
Assurant, Inc. †	8,000	387,200
SAFECO Corp. †	6,000	338,100
United Fire & Casualty Co. †	23,700	714,081
		2,698,171
Real Estate Investment Trust — 1.7%
Eagle Hospitality Properties Trust, Inc. †	45,000	433,350

Total Common Stocks		$20,938,380
Registered Investment Companies — 9.5%
First American Government Obligations Fund - Class Z	1,216,511	$1,216,511
First American Prime Obligations Fund - Class Z	1,216,511	1,216,511

Total Registered Investment Companies		$2,433,022

	Par Value	Market Value
Convertible Bond — 1.5%
Insurance — 1.5%
Fortis Insurance, 144A,
7.750%, 1/26/08 †	$300,000	$387,834
U.S. Treasury Obligations — 3.9%
U.S. Treasury Bill, 4.645%, 7/13/06	$1,000,000	$998,838

Page 14	Diamond Hill Funds Semi-Annual Report June 30, 2006

Diamond Hill Financial Long-Short Fund
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Face Amount	Market Value
Repurchase Agreements — 0.2%
US Bank, 4.10% dated 6/30/2006, due 7/03/2006 repurchase proceeds $63,022 (Collateralized by various US Government Agency Obligations with maturities to 1/16/34 market value $64,304)	$63,000	$63,000

Total Investment Securities and Repurchase Agreements — 99.2%
(Amortized Cost $21,746,505)		$25,377,867

Segregated Cash With Brokers — 5.0%		1,269,457
Securities Sold Short — (5.2)%
(Proceeds $1,408,197)		(1,340,782)

Other Assets In Excess Of Liabilities — 1.0%		261,053

Net Assets — 100.0%		$25,567,595

*	Non-income producing security.

144A -
This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At June 30, 2006, this security was valued at $387,834 or 1.5% of net assets.

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $21,178,790.

See accompanying Notes to Financial Statements.

Diamond Hill Financial Long-Short Fund
Schedule of Securities Sold Short
June 30, 2006 (Unaudited)

	Shares	Market Value
Common Stocks — 100.0%
Finance - Banks & Thrifts — 100.0%
City Holding Co.	5,000	$180,700
Corus Bankshares, Inc.	6,900	180,642
Privatebancorp, Inc.	7,500	310,575
Virginia Commerce Bancorp, Inc.*	6,000	143,400
Westamerican Bancorporation	4,500	220,365
Wintrust Financial Corp.	6,000	305,100

Total Common Stocks Sold Short — 100.0%
(Proceeds $1,408,197)		$1,340,782

* Non-income producing security.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2006	Page 15

Diamond Hill Strategic Income Fund
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Market Value
Common Stocks — 12.9%
Energy — 9.5%
Atlas Pipeline Partners, L.P.	28,380	$1,161,026
Canetic Resources Trust	40,200	836,562
Energy Transfer Partners, L.P.	40,020	1,786,892
Enterprise Products Partners, L.P.	37,195	926,156
Markwest Energy Partners, L.P.	16,000	660,320
Pacific Energy Partners, L.P.	20,540	669,193
Plains All American Pipeline, L.P.	17,965	784,532
Teekay LNG Partners, L.P.	40,500	1,231,200
TEPPCO Partners, L.P.	26,060	918,615
Valero, L.P.	11,518	568,413
		9,542,909
Real Estate Investment Trust — 3.4%
Ashford Hospitality Trust	54,300	685,266
Crystal River Capital †	8,000	196,000
Eagle Hospitality Properties Trust, Inc.	81,400	783,882
Education Realty Trust, Inc.	60,050	999,833
Windrose Medical Properties Trust	53,350	778,910
		3,443,891

Total Common Stocks		$12,986,800
Collateralized Debt Obligations — 4.3%
Alesco Preferred Funding III †	1,084,034	$1,156,201
Alesco Preferred Funding IV †	400	410,224
Alesco Preferred Funding V †	93	93,420
Alesco Preferred Funding VI †	720,003	625,167
Alesco Preferred Funding VI Series E †	388,978	337,743
Fort Sheridan, Ltd., 144A †	515,459	524,290
Taberna Preferred Funding, Ltd. †	1,131,434	1,169,284

Total Collateralized Debt Obligations		$4,316,329
Preferred Stocks — 39.6%
Alexandria Real Estate Series C - REIT	41,900	$1,096,104
Allegiant Capital Trust	10,923	276,898
AmerUs Group Co., 7.25%	46,500	1,185,750
Apartment Invt. & Mgmt. Co., 7.75% - REIT	8,000	196,800
Apartment Invt. & Mgmt. Co., 8.00% - REIT	23,200	579,072
Apartment Invt. & Mgmt. Co., 9.375% - REIT	37,000	962,370
Arch Capital Group Ltd., 8.00%	67,000	1,704,479
Bancorpsouth Capital Trust I, 8.15%	15,000	376,950
Capital One Capital II, 7.75%	45,000	1,139,850
CBL & Associates Series C - REIT	19,000	479,750
CBL & Associates Series D - REIT	41,500	1,027,125
Citigroup Capital VII	55,000	1,378,300
Colonial Capital IV, 7.88%	40,000	1,014,800
Corporate Backed Trust Certificates, 7.75%	5,000	132,550
Corporate Backed Trust Certificates, 8.20%	5,000	129,250
Corporate Office Trust - REIT	4,000	101,040
Corts-TR IV Safeco Capital I	4,000	105,600
Cousins Properties, Inc. Series B - REIT	42,500	1,062,500
Dominion CNG Capital Trust I	20,000	507,200
Dominion Resource Capital Trust II	23,000	584,890
Duke Realty Corp., Series N, 7.25%	40,000	1,002,500
Fleet Capital Trust VII	40,000	998,000
Health Care REIT, Inc., 7.625%	44,200	1,110,746
Health Care REIT, Inc., 7.875%	10,000	252,900
Huntington Preferred Capital, Inc. - REIT	13,400	378,148
Innkeepers USA Trust	16,000	395,200
Kilroy Realty Corp., 7.50% - REIT	46,000	1,132,750
LaSalle Hotel Properties - REIT Series D	26,000	618,800
LaSalle Hotel Properties - REIT Series E	24,000	606,000
Lexington Corporate PropertyTrust - REIT	15,500	395,250
MBNA Capital	28,200	738,276
Merrill Lynch Capital Trust, 7.28%	37,000	939,800
Morgan Stanley Capital Trust II	57,000	1,438,680
Parkway Properties, Inc. - REIT	21,900	554,070
Preferredplus Trust	19,600	490,980
PS Business Parks, Inc., 7.00% - REIT	39,400	953,480
PS Business Parks, Inc., 7.60% - REIT	19,300	482,500

Page 16	Diamond Hill Funds Semi-Annual Report June 30, 2006

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Market Value
Preferred Stocks — 39.6%
Renaissance Holdings Ltd., 7.30% Series B	19,000	$465,500
Renaissance Holdings Ltd., 8.10% Series A	23,000	577,760
Saturns - FON	21,500	560,290
SL Green Realty, Series D, 7.875%	43,800	1,108,140
Southern Co. Capital Trust VI, 7.125%	27,100	680,210
Sovereign Capital Trust, 7.75%	40,000	1,034,000
Suntrust Capital IV, 7.125%	21,000	519,330
Suntrust Capital V, 7.05%	15,000	370,350
Tanger Outlet Stores, Series C, 7.50%	37,500	906,750
Taubman Centers, Inc., 8.00% - REIT	32,060	821,538
Telephone & Data Systems, 7.60%	31,000	764,770
The Mills Corp., 7.875% - REIT	12,000	270,000
The Mills Corp., 8.75% - REIT	31,100	715,922
The Mills Corp., 9.00% - REIT	40,500	925,425
US Cellular, 7.50%	52,293	1,316,738
Virginia Power Capital Trust, 7.375%	40,400	1,014,040
Wachovia Preferred Funding - REIT	27,500	724,075
Zions Capital Trust Series B	16,000	414,080

Total Preferred Stocks		$39,718,276
Registered Investment Companies — 9.3%
First American Government Obligations Fund - Class Z	3,942,570	$3,942,570
First American Prime Obligations Fund - Class Z	4,385,588	4,385,588
Nuveen Preferred and Convertible Income Fund II	52,550	645,314
Nuveen Quality Preferred Income Fund II	25,100	342,364

Total Registered Investment Companies		$9,315,836

	Par Value	Market Value
Corporate Bonds — 10.6%
Consumer, Non-Cyclical — 1.2%
Reynolds American, Inc., 7.25%, 6/1/12^	1,225,000	$1,200,500
Energy — 1.8%
Chesapeake Energy Corp., 7.75%, 1/15/15	1,500,000	1,503,750
Markwest Energy Finance Corp., 8.50%, 7/15/16^	260,000	255,710
		1,759,460
Finance — 4.6%
Ford Motor Credit Co., 9.50%, 6/1/10	250,000	226,250
General Motors Acceptance Corp., 6.13%, 9/15/06	500,000	499,262
General Motors Acceptance Corp., 6.13%, 2/1/07	1,150,000	1,145,261
General Motors Acceptance Corp., 6.13%, 8/28/07	1,075,000	1,063,758
General Motors Acceptance Corp., 6.13%, 1/22/08	800,000	784,220
Tobacco Settlement Financing Corp., 5.92%, 6/1/12	165,000	164,180
UBS Ag Structured, 5.07%, 6/20/08 †	750,000	738,750
		4,621,681
Industrial — 3.0%
Beazer Homes, 8.63%, 5/15/11	305,000	307,288
D.R. Horton, Inc., 9.75%, 9/15/10	100,000	110,203
K.B. Home, 8.63%, 12/15/08	90,000	93,263
K.B. Home, 7.75%, 2/1/10	1,150,000	1,150,000
Standard Pacific Corp., 9.25%, 4/15/12	50,000	49,688
Standard Pacific Corp., 7.75%, 3/15/13	1,400,000	1,322,999
		3,033,441
Utilities — 0.0%
International Telephone, 7.50%, 7/1/11	40,000	39,955

Total Corporate Bonds		$10,655,037

Diamond Hill Funds Semi-Annual Report June 30, 2006	Page 17

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Par Value	Market Value
U.S. Government Agency Obligations — 20.7%
FHLB, 5.13%, 8/22/12	$1,000,000	$969,678
FHLB, 6.00%, 4/25/16	2,500,000	2,486,950
FHLMC, 5.88%, 5/15/16	1,330,535	1,326,072
FHLMC, 5.88%, 5/23/16	1,000,000	991,321
FHLMC, 5.75%, 12/15/18	1,459,262	1,443,154
FHLMC MTN, 5.00%, 11/1/10	1,660,000	1,616,752
FNMA, 5.30%, 2/22/11	1,000,000	982,707
FNMA, 5.25%, 7/14/15	1,325,000	1,272,115
FNMA, 6.00%, 5/12/16	5,650,000	5,631,802
FNMA, 6.07%, 5/12/16	2,000,000	1,995,382
GNMA, 5.50%, 6/20/35	2,112,780	1,999,961

Total U.S. Government Agency Obligations		$20,715,894
Municipal Bonds — 0.1%
Crossett, AK Pollution Control (Georgia-Pacific Corp. Proj.), 4.88%, 10/1/07	$100,000	$99,963
U.S. Treasury Obligations — 3.9%
U.S. Treasury Note, 4.50%, 11/15/15	$4,080,000	$3,886,200

Total Investment Securities — 101.4%
(Amortized Cost $101,981,497)		$101,694,335

Liabilities In Excess Of Other Assets — (1.4%)		(1,402,347)

Net Assets — 100.0%		$100,291,988

†
Restricted and illiquid securities valued at fair value and not registered under the Securities Act of 1933. Acquisition date and current cost: Crystal River Capital - 3/05, $200,000; Alesco III - 3/04, $1,084,034; Alesco IV - 5/04, $400,000; Alesco V - 10/04, $93,193; Alesco VI - 12/04, $720,003; Alesco VI Series E - 03/05, $388,978; Fort Sheridan, Ltd. - 3/05, $515,293; Taberna Preferred Funding, Ltd. - 3/05, $1,135,419; UBS Ag Structured, 5.07%, 6/20/08 - 12/03, $750,914. At June 30, 2006, these securities had an aggregate market value of $5,251,079, representing 5.2% of net assets.

^
Restricted securities not registered under the Securities Act of 1933. Acquisition date and current cost: Reynolds American, Inc., 7.25%, 6/1/12 - 7/05, $1,254,096; Markwest Energy Finance Corp., 8.50%, 7/15/16 - 6/06, $255,710. At June 30,2006, these securities had an aggregate market value of $1,456,210, representing 1.45% of net assets.

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REIT - Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Page 18	Diamond Hill Funds Semi-Annual Report June 30, 2006

Diamond Hill Funds
Tabular Presentation of Schedules of Investments
June 30, 2006 (Unaudited)

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

Small Cap Fund
% of
Sector Allocation	Net Assets
Consumer Discretionary	15%
Consumer Staples	1%
Energy	25%
Financial	9%
Health Care	4%
Industrial	15%
Information Technology	3%
Materials	4%
Utilities	5%
Cash and Cash Equivalents	19%
100%

Small-Mid Cap Fund
% of
Sector Allocation	Net Assets
Consumer Discretionary	13%
Consumer Staples	1%
Energy	23%
Financial	11%
Health Care	3%
Industrial	17%
Information Technology	3%
Materials	4%
Utilities	7%
Cash and Cash Equivalents	18%
100%

Large Cap Fund
% of
Sector Allocation	Net Assets
Consumer Discretionary	8%
Consumer Staples	8%
Energy	22%
Financial	14%
Health Care	7%
Industrial	12%
Information Technology	2%
Materials	12%
Utilities	3%
Cash and Cash Equivalents	12%
100%

Select Fund
% of
Sector Allocation	Net Assets
Consumer Discretionary	13%
Consumer Staples	4%
Energy	26%
Financial	10%
Health Care	7%
Industrial	17%
Information Technology	3%
Materials	13%
Utilities	3%
Cash and Cash Equivalents	4%
100%

Long-Short Fund
	% of Long	% of
Sector Allocation	Portfolio	Net Assets
Long Portfolio
Consumer Discretionary	10%	9%
Consumer Staples	3%	3%
Energy	24%	24%
Financial	10%	10%
Health Care	6%	5%
Industrial	12%	12%
Information Technology	3%	3%
Materials	11%	11%
Utilities	3%	3%
Cash & Cash Equivalents	18%	18%
	100%

	% of Short	% of
Short Portfolio	Portfolio	Net Assets
Consumer Discretionary	57%	-18%
Consumer Staples	6%	-2%
Financial	3%	-1%
Health Care	4%	-1%
Industrial	5%	-2%
Information Technology	15%	-5%
Utilities	1%	0%
Exchange Traded Funds	9%	-3%

	100%

Other
Segregated Cash with Brokers		34%
		100%

Diamond Hill Funds Semi-Annual Report June 30, 2006	Page 19

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2006 (Unaudited)

Financial Long-Short Fund
	% of Long	% of
Sector Allocation	Portfolio	Net Assets
Common Stocks:
Finance - Banks & Thrifts	47%	47%
Finance - Broker Dealer	8%	8%
Finance - Diversified	5%	5%
Finance - Specialties	10%	10%
Insurance	11%	11%
Real Estate Investment Trust	2%	2%
Convertible Bonds	1%	2%
Cash & Cash Equivalents	14%	13%
Preferred Stocks:
Finance	1%	1%
Real Estate Investment Trust	1%	1%
	100%

	% of Short	% of
Short Portfolio	Portfolio	Net Assets
Common Stocks:

Finance - Banks & Thrifts	100%	-5%

Other
Segregated Cash with Brokers		5%
		100%

Strategic Income Fund
% of
Sector Allocation	Net Assets
Master Limited Partnerships	10%
REIT Common Stock	3%
REIT Preferred Stock	15%
Trust Preferred Stock	25%
Collateralized Debt Obligations	4%
Corporate Bonds - Maturing > 2 Years	4%
Corporate Bonds - Maturing or
Likely to Be Called < 2 Years	7%
U.S. Government or Agency Securities	21%
Cash and Cash Equivalents	11%
100%

Page 20	Diamond Hill Funds Semi-Annual Report June 30, 2006

Diamond Hill Funds
Statements of Assets & Liabilities
June, 30, 2006 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Large Cap Fund	Select Fund
Assets
Securities, at cost	$495,206,616	$10,493,166	$336,142,413	$19,341,277
Securities, at market value
Investment securities	$526,092,071	$9,648,018	$297,265,618	$18,982,909
Repurchase agreements	-	813,000	54,201,000	-
Total Investment Securities	$526,092,071	$10,461,018	$351,466,618	$18,982,909
Cash	-	867	646	-
Receivable for securities sold	-	16,075	-	-
Receivable for fund shares issued	1,078,553	311,653	3,730,494	2,311,296
Receivable for dividends and interest	608,549	13,419	365,916	35,231
Total Assets	527,779,173	10,803,032	355,563,674	21,329,436

Liabilities
Payable for securities purchased	5,290,526	207,679	54,015,814	2,151
Payable for fund shares redeemed	1,238,002	14,840	677,252	1,739,937
Payable to Investment Adviser	332,349	6,010	108,757	12,612
Payable to Administrator	141,685	2,760	62,621	6,207
Accrued distribution and service fees	365,728	8,255	147,644	18,897
Total Liabilities	7,368,290	239,544	55,012,088	1,779,804

Net Assets	$520,410,883	$10,563,488	$300,551,586	$19,549,632

Components of Net Assets
Paid-in capital	$476,059,572	$10,496,608	$282,752,714	$19,788,077
Accumulated net investment income	1,253,790	11,504	1,315,413	58,886
Accumulated net realized gains (losses) from investment transactions	12,212,066	87,524	1,159,254	61,037
Net unrealized appreciation (depreciation) on investments	30,885,455	(32,148)	15,324,205	(358,368)
Net Assets	$520,410,883	$10,563,488	$300,551,586	$19,549,632

Pricing of Class A Shares
Net assets attributable to Class A shares	$427,349,036	$7,438,919	$264,687,895	$12,176,578
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	17,266,475	709,703	17,464,629	1,162,135
Net asset value and redemption price per share	$24.75	$10.48	$15.16	$10.48
Maximum offering price per share	$26.05	$11.03	$15.96	$11.03

Pricing of Class C Shares
Net assets attributable to Class C shares	$38,563,180	$2,007,240	$16,456,631	$5,429,638
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,623,191	192,019	1,112,163	519,296
Net asset value, offering price and redemption price per share (A)	$23.76	$10.45	$14.80	$10.46

Pricing of Class I Shares
Net assets attributable to Class I shares	$54,498,667	$1,117,329	$19,407,060	$1,943,416
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,193,982	106,383	1,275,468	185,233
Net asset value, offering price and redemption price per share	$24.84	$10.50	$15.22	$10.49

(A) Redemption price per share varies based upon holding period.
See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2006	Page 21

Diamond Hill Funds
Statements of Assets & Liabilities
June, 30, 2006 (Unaudited)

	Long-Short Fund	Financial Long-Short Fund	Strategic Income Fund
Assets
Securities, at cost	$699,824,677	$21,746,505	$101,981,497
Securities, at market value
Investment securities	$739,885,438	$25,314,867	$101,694,335
Repurchase agreements	-	63,000	-
Total Investment Securities	$739,885,438	$25,377,867	$101,694,335
Deposits with brokers for securities sold short	260,992,365	1,269,457	-
Cash	-	763	-
Receivable for securities sold	1,493,309	300,461	-
Receivable for fund shares issued	15,456,270	145,081	145,488
Receivable for dividends and interest	1,823,694	71,311	711,703
Total Assets	1,019,651,076	27,164,940	102,551,526

Liabilities
Securities sold short, at value (proceeds $255,400,246 for the Long-Short Fund and $1,408,197 for the Financial Long-Short Fund)	247,231,988	1,340,782	-
Dividends payable	-	-	50,934
Payable for securities purchased	130,654	125,267	1,332,335
Payable for dividends on securities sold short	53,755	1,380	-
Payable for fund shares redeemed	1,084,128	82,635	737,351
Payable to Investment Adviser	522,001	20,610	39,995
Payable to Administrator	189,031	7,420	23,780
Accrued distribution and service fees	527,485	19,251	75,143
Total Liabilities	249,739,042	1,597,345	2,259,538

Net Assets	$769,912,034	$25,567,595	$100,291,988

Components of Net Assets
Paid-in capital	$699,525,877	$21,174,040	$101,250,744
Accumulated net investment income	5,665,973	189,630	320,970
Accumulated net realized gains (losses) from investment transactions	16,491,165	505,148	(992,564)
Net unrealized appreciation (depreciation) on investments	48,229,019	3,698,777	(287,162)
Net Assets	$769,912,034	$25,567,595	$100,291,988

Pricing of Class A Shares
Net assets attributable to Class A shares	$507,455,251	$22,844,094	$41,210,196
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	28,698,999	1,174,217	3,656,976
Net asset value and redemption price per share	$17.68	$19.45	$11.27
Maximum offering price per share	$18.61	$20.47	$11.68

Pricing of Class C Shares
Net assets attributable to Class C shares	$116,733,088	$2,723,501	$24,416,003
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,852,942	145,606	2,168,570
Net asset value, offering price and redemption price per share (A)	$17.03	$18.70	$11.26

Pricing of Class I Shares
Net assets attributable to Class I shares	$145,723,695	$-	$34,665,789
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	8,208,019	-	3,080,898
Net asset value, offering price and redemption price per share	$17.75	$-	$11.25

(A) Redemption price per share varies based upon holding period.
See accompanying Notes to Financial Statements.

Page 22	Diamond Hill Funds Semi-Annual Report June 30, 2006

Diamond Hill Funds
Statements of Operations
For the six months ended June 30, 2006 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Large Cap Fund	Select Fund
Investment Income
Dividends	$2,714,380	$48,058	$2,216,561	$127,095
Interest	1,944,298	93	251,161	194
Total Investment Income	4,658,678	48,151	2,467,722	127,289

Expenses
Investment advisory fees	1,950,765	25,258	553,265	33,863
Administration fees	891,743	12,251	341,289	16,905
Distribution fees - Class A	494,656	6,183	197,765	7,998
Distribution and service fees - Class C	205,729	5,873	63,053	11,437
Total Expenses	3,542,893	49,565	1,155,372	70,203
Fees waived	-	(12,918)	-	(1,800)
Net expenses	3,542,893	36,647	1,155,372	68,403

Net Investment Income	1,115,785	11,504	1,312,350	58,886

Realized and Unrealized Gains (Losses) on Investments
Net realized gains from security transactions	9,204,715	87,524	894,324	61,037
Net change in unrealized appreciation/depreciation on investments	1,621,106	(32,148)	5,504,498	(358,368)
Net Realized and Unrealized Gains (Losses) on Investments	10,825,821	55,376	6,398,822	(297,331)

Net Change in Net Assets from Operations	$11,941,606	$66,880	$7,711,172	$(238,445)

	Long-Short Fund	Financial Long-Short Fund	Strategic Income Fund
Investment Income
Dividends	$9,541,944	$326,618	$2,140,798*
Interest	957,874	13,796	919,635
Total Investment Income	10,499,818	340,414	3,060,433

Expenses
Investment advisory fees	2,354,850	107,652	214,469
Administration fees	907,419	41,457	136,590
Distribution fees - Class A	411,493	23,685	44,880
Distribution and service fees - Class C	479,232	12,910	100,372
Dividend expense on securities sold short	681,092	1,830	-
Total Expenses	4,834,086	187,534	496,311

Net Investment Income	5,665,732	152,880	2,564,122

Realized and Unrealized Gains
(Losses) on Investments
Net realized gains (losses) from security transactions	13,585,116	505,461	(662,733)
Net realized gains on closed short positions	1,168,803	-	-
Net change in unrealized appreciation/depreciation on investments	11,889,068	410,192	501,803

Net Realized and Unrealized Gains (Losses) on Investments	26,642,987	915,653	(160,930)

Net Change in Net Assets from Operations	$32,308,719	$1,068,533	$2,403,192

* Net of withholding tax of $3,687.
See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2006	Page 23

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund	Large Cap Fund		Select Fund
	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005(A)	For the Six Months Ended June 30, 2006 (Unaudited)	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005(B)	For the Six Months Ended June 30, 2006 (Unaudited)
From Operations
Net investment income	$1,115,785	$141,795	$11,504	$1,312,350	$441,041	$58,886
Net realized gains (losses) from investment transactions:
Non-affiliated securities	9,204,715	6,070,948	87,524	894,324	826,223	61,037
Affiliated securities	-	(24,485)	-	-	-	-
Net change in unrealized appreciation/depreciation on investments	1,621,106	16,538,473	(32,148)	5,504,498	6,001,089	(358,368)
Net Change in Net Assets from Operations	11,941,606	22,726,731	66,880	7,711,172	7,268,353	(238,445)

Distributions to Shareholders
From net investment income - Class A	-	(88,670)	-	-	(385,575)	-
From net investment income - Class I	-	(52,777)	-	-	(52,388)	-
From net realized gains on investments - Class A	-	(2,332,978)	-	-	(204,951)	-
From net realized gains on investments - Class C	-	(341,473)	-	-	(22,510)	-
From net realized gains on investments - Class I	-	(198,862)	-	-	(19,857)	-
Decrease in Net Assets from
Distributions to Shareholders	-	(3,014,760)	-	-	(685,281)	-

From Capital Transactions
Class A
Proceeds from shares sold	165,782,146	272,059,463	7,468,968	177,584,801	79,782,242	17,693,800
Reinvested distributions	-	2,281,094	-	-	566,483	-
Payments for shares redeemed	(56,946,072)	(36,684,907)	(80,301)	(16,216,752)	(6,447,538)	(5,320,715)
Net Increase in Net Assets from Class A
Share Transactions	108,836,074	237,655,650	7,388,667	161,368,049	73,901,187	12,373,085

Class C
Proceeds from shares sold	1,173,754	25,920,075	2,073,824	7,233,503	7,614,242	6,037,396
Reinvested distributions	-	291,659	-	-	20,057	-
Payments for shares redeemed	(4,929,153)	(3,260,981)	(66,740)	(791,345)	(516,179)	(538,320)
Net Increase (Decrease) in Net Assets
from Class C Share Transactions	(3,755,399)	22,950,753	2,007,084	6,442,158	7,118,120	5,499,076

Class I
Proceeds from shares sold	23,960,335	34,880,113	1,482,223	8,577,178	9,959,881	1,930,331
Reinvested distributions	-	216,466	-	-	72,245	-
Payments for shares redeemed	(6,046,013)	(611,156)	(381,366)	(143,783)	(106,505)	(14,415)
Net Increase in Net Assets from Class I
Share Transactions	17,914,322	34,485,423	1,100,857	8,433,395	9,925,621	1,915,916

Total Increase in Net Assets	134,936,603	314,803,797	10,563,488	183,954,774	97,528,000	19,549,632

Net Assets
Beginning of period	385,474,280	70,670,483	-	116,596,812	19,068,812	-
End of period	$520,410,883	$385,474,280	$10,563,488	$300,551,586	$116,596,812	$19,549,632

Accumulated Net Investment Income	$1,253,790	$138,005	$11,504	$1,315,413	$3,063	$58,886

(A) Except for Class I shares, which represents the period from commencement of operations (April 29, 2005) through December 31, 2005.
(B) Except for Class I shares, which represents the period from commencement of operations (January 31, 2005) through December 31, 2005.
See accompanying Notes to Financial Statements.

Page 24	Diamond Hill Funds Semi-Annual Report June 30, 2006

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		Financial Long-Short Fund		Strategic Income Fund
	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005(A)	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005(A)
From Operations
Net investment income	$5,665,732	$1,645,465	$152,880	$293,936	$2,564,122	$3,724,159
Net realized gains (losses) from security transactions:
Non-affiliated securities	13,585,116	3,166,349	505,461	562,835	(662,733)	(321,092)
Affiliated securities	-	(64,286)	-	(10,916)	-	-
Net realized gains (losses) on closed short positions	1,168,803	(510,782)	-	-	-	-
Net change in unrealized appreciation/depreciation on investments	11,889,068	28,139,410	410,192	(1,035,600)	501,803	(2,177,920)
Net Change in Net Assets from Operations	32,308,719	32,376,156	1,068,533	(189,745)	2,403,192	1,225,147

Distributions to Shareholders
From net investment income - Class A	-	(1,064,052)	-	(277,083)	(1,001,935)	(1,813,171)
From net investment income - Class C	-	(110,997)	-	(17,156)	(482,077)	(949,813)
From net investment income - Class I	-	(470,175)	-	-	(901,198)	(935,928)
From net realized gains on investments - Class A	-	(398,831)	-	(335,366)	-	-
From net realized gains on investments - Class C	-	(178,867)	-	(52,250)	-	-
From net realized gains on investments - Class I	-	(133,705)	-	-	-	-
Decrease in Net Assets from
Distributions to Shareholders	-	(2,356,627)	-	(681,855)	(2,385,210)	(3,698,912)

From Capital Transactions
Class A
Proceeds from shares sold	360,491,122	138,921,865	9,451,673	5,743,426	12,195,654	18,458,705
Reinvested distributions	-	1,341,912	-	556,551	919,684	1,568,418
Payments for shares redeemed	(53,407,914)	(24,382,765)	(4,917,779)	(8,881,274)	(3,341,710)	(18,749,601)
Net Increase (Decrease) in Net Assets from
Class A Share Transactions	307,083,208	115,881,012	4,533,894	(2,581,297)	9,773,628	1,277,522

Class C
Proceeds from shares sold	48,797,122	43,809,596	564,895	2,066,101	6,861,501	8,119,575
Reinvested distributions	-	246,770	-	61,907	388,931	716,306
Payments for shares redeemed	(8,677,204)	(1,883,931)	(510,262)	(3,388,240)	(3,141,441)	(3,425,855)
Net Increase (Decrease) in Net Assets from
Class C Share Transactions	40,119,918	42,172,435	54,633	(1,260,232)	4,108,991	5,410,026

Class I
Proceeds from shares sold	85,535,434	54,066,213	-	-	10,728,374	25,428,393
Reinvested distributions	-	451,130	-	-	747,912	805,057
Payments for shares redeemed	(2,934,405)	(2,608,726)	-	-	(2,096,901)	(268,673)
Net Increase in Net Assets from Class I
Share Transactions	82,601,029	51,908,617	-	-	9,379,385	25,964,777

Total Increase (Decrease) in Net Assets
	462,112,874	239,981,593	5,657,060	(4,713,129)	23,279,986	30,178,560
Net Assets
Beginning of period
End of period	307,799,160	67,817,567	19,910,535	24,623,664	77,012,002	46,833,442
	$769,912,034	$307,799,160	$25,567,595	$19,910,535	$100,291,988	$77,012,002
Accumulated Net Investment Income
	$5,665,973	$241	$189,630	$36,750	$320,970	$142,058

(A) Except for Class I shares, which represents the period from commencement of operations (January 31, 2005) through December 31, 2005.
See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2006	Page 25

Diamond Hill Funds
Schedule of Capital Share Transactions

	Small Cap Fund		Small-Mid Cap Fund	Large Cap Fund		Select Fund
	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005(A)	For the Six Months Ended June 30, 2006 (Unaudited)	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005(B)	For the Six Months Ended June 30, 2006 (Unaudited)
Shares
Class A Shares:
Issued	6,662,281	11,884,617	717,532	11,859,324	5,750,819	1,677,911
Reinvested	-	95,244	-	-	39,239	-
Redeemed	(2,292,590)	(1,670,736)	(7,829)	(1,087,416)	(485,251)	(515,776)
Net increase in shares outstanding	4,369,691	10,309,125	709,703	10,771,908	5,304,807	1,162,135
Shares outstanding, beginning of period	12,896,784	2,587,659	-	6,692,721	1,387,914	-
Shares outstanding, end of period	17,266,475	12,896,784	709,703	17,464,629	6,692,721	1,162,135
Class C Shares:
Issued	48,919	1,190,447	198,709	494,483	573,027	571,282
Reinvested	-	12,631	-	-	1,423	-
Redeemed	(207,176)	(155,648)	(6,690)	(54,914)	(40,015)	(51,986)
Net increase(decrease) in shares outstanding	(158,257)	1,047,430	192,019	439,569	534,435	519,296
Shares outstanding, beginning of period	1,781,448	734,018	-	672,594	138,159	-
Shares outstanding, end of period	1,623,191	1,781,448	192,019	1,112,163	672,594	519,296
Class I Shares:
Issued	958,895	1,494,015	141,147	563,349	724,463	186,640
Reinvested	-	9,017	-	-	4,992	-
Redeemed	(241,986)	(25,959)	(34,764)	(9,741)	(7,595)	(1,407)
Net increase in shares outstanding	716,909	1,477,073	106,383	553,608	721,860	185,233
Shares outstanding, beginning of period	1,477,073	-	-	721,860	-	-
Shares outstanding, end of period	2,193,982	1,477,073	106,383	1,275,468	721,860	185,233
	Long-Short Fund		Financial Long-Short Fund		Strategic Income Fund
	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005(B)	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005(B)
Shares
Class A Shares:
Issued	20,871,269	9,071,724	492,681	308,794	1,074,091	1,594,116
Reinvested	-	81,901	-	29,801	81,230	136,352
Redeemed	(3,108,545)	(1,656,054)	(257,979)	(482,068)	(295,201)	(1,622,010)
Net increase (decrease) in shares outstanding	17,762,724	7,497,571	234,702	(143,473)	860,120	108,458
Shares outstanding, beginning of period	10,936,275	3,438,704	939,515	1,082,988	2,796,856	2,688,398
Shares outstanding, end of period	28,698,999	10,936,275	1,174,217	939,515	3,656,976	2,796,856
Class C Shares:
Issued	2,920,383	2,998,042	30,905	115,039	608,335	701,596
Reinvested	-	15,703	-	3,444	34,382	62,364
Redeemed	(520,820)	(129,880)	(27,946)	(189,834)	(276,843)	(299,549)
Net increase (decrease) in shares outstanding	2,399,563	2,883,865	2,959	(71,351)	365,874	464,411
Shares outstanding, beginning of period	4,453,379	1,569,514	142,647	213,998	1,802,696	1,338,285
Shares outstanding, end of period	6,852,942	4,453,379	145,606	142,647	2,168,570	1,802,696
Class I Shares:
Issued	4,927,414	3,586,245	-	-	946,627	2,205,980
Reinvested	-	27,442	-	-	66,175	70,360
Redeemed	(167,306)	(165,776)	-	-	(184,792)	(23,452)
Net increase in shares outstanding	4,760,108	3,447,911	-	-	828,010	2,252,888
Shares outstanding, beginning of period	3,447,911	-	-	-	2,252,888	-
Shares outstanding, end of period	8,208,019	3,447,911	-	-	3,080,898	2,252,888

(A) Except for Class I shares, which represents the period from commencement of operations (April 29, 2005) through December 31, 2005.
(B) Except for Class I shares, which represents the period from commencement of operations (January 31, 2005) through December 31, 2005.
See accompanying Notes to Financial Statements.

Page 26	Diamond Hill Funds Semi-Annual Report June 30, 2006

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

Diamond Hill Small Cap Fund - Class A	For the Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Period Ended December 31, 2001(A)		Period Ended February 28, 2001(B)
Net asset value at beginning of period	$23.95		$21.41	$16.82	$11.26	$12.29	$11.26		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.02	(0.03)	(0.06)	(0.17)	(0.03)		0.02
Net realized and unrealized gains (losses) on investments	0.75		2.74	4.94	5.71	(0.84)	1.31		1.24
Total from investment operations	0.80		2.76	4.91	5.65	(1.01)	1.28		1.26
Less Distributions:
Dividends from net investment income	-		(0.01)	-	-	-	(0.01)		-
Distributions from net realized gains	-		(0.21)	(0.32)	(0.09)	(0.02)	(0.24)		-
Total distributions	-		(0.22)	(0.32)	(0.09)	(0.02)	(0.25)		-
Net asset value at end of period	$24.75		$23.95	$21.41	$16.82	$11.26	$12.29		$11.26
Total return(C)	3.34%		12.90%	29.26%	50.18%	(8.23%)	11.42%		12.60%
Net assets at end of period (000s)	$427,349		$308,925	$55,411	$11,919	$6,603	$5,315		$1,657
Ratio of net expenses to average net assets	1.43	%(D)	1.45%	1.50%	1.50%	1.50%	1.58	%(D)	1.75	%(D)
Ratio of net investment income (loss) to average net assets	0.47	%(D)	0.19%	(0.35%)	(0.57%)	(0.70%)	(0.35	%)(D)	2.71	%(D)
Ratio of gross expenses to average net assets	1.43	%(D)	1.45%	1.51%	1.51%	1.53%	1.67	%(D)	2.94	%(D)
Portfolio turnover rate	13	%(D)	15%	30%	53%	49%	43	%(D)	3	%(D)

Diamond Hill Small Cap Fund - Class C	For the Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Period Ended December 31, 2001 (A)		Period Ended February 28, 2001 (B)
Net asset value at beginning of period	$23.08		$20.79	$16.45	$11.09	$12.21	$11.26		$11.39
Income (loss) from investment operations:
Net investment loss	(0.04)		(0.08)	(0.15)	(0.18)	(0.23)	(0.05)		-
Net realized and unrealized gains (losses) on investments	0.72		2.58	4.81	5.63	(0.87)	1.24		(0.13)
Total from investment operations	0.68		2.50	4.66	5.45	(1.10)	1.19		(0.13)
Distributions from net realized gains	—		(0.21)	(0.32)	(0.09)	(0.02)	(0.24)		-
Net asset value at end of period	$23.76		$23.08	$20.79	$16.45	$11.09	$12.21		$11.26
Total return(C)	2.95%		12.05%	28.40%	49.15%	(9.02%)	10.66%		(1.14%)
Net assets at end of period (000s)	$38,563		$41,115	$15,259	$7,213	$4,902	$1,284		$20
Ratio of net expenses to average net assets	2.19	%(D)	2.20%	2.25%	2.25%	2.25%	2.26	%(D)	2.50	%(D)
Ratio of net investment income (loss) to average net assets	(0.29	%)(D)	(0.61%)	(1.20%)	(1.35%)	(1.40%)	(1.15	%)(D)	0.80	%(D)
Ratio of gross expenses to average net assets	2.19	%(D)	2.20%	2.26%	2.26%	2.28%	2.35	%(D)	3.97	%(D)
Portfolio turnover rate	13	%(D)	15%	30%	53%	49%	43	%(D)	3	%(D)

Diamond Hill Small Cap Fund - Class I	For the Six Months Ended June 30, 2006 (Unaudited)		Period Ended December 31, 2005(B)

Net asset value at beginning of period	$23.99		$19.93
Income from investment operations:
Net investment income	0.10		0.04
Net realized and unrealized gains on investments	0.75		4.27
Total from investment operations	0.85		4.31
Less Distributions:
Dividends from net investment income	—		(0.04)
Distributions from net realized gains	—		(0.21)
Total distributions(C)	—		(0.25)
Net asset value at end of period	$24.84		$23.99
Total return	3.54%		21.63%
Net assets at end of period (000s)	$54,499		$35,434
Ratio of net expenses to average net assets	0.99	%(D)	0.99	%(D)
Ratio of net investment income to average net assets	0.92	%(D)	0.74	%(D)
Ratio of gross expenses to average net assets	0.99	%(D)	0.99	%(D)
Portfolio turnover rate	13	%(D)	15%

(A)	Effective after the close of business on February 28, 2001, the Fund changed its fiscal year-end to December 31.
(B)
Class A commenced operations on December 29, 2000. The Fund did not open to shareholders until February 7, 2001. Financial Highlights for the period from December 29, 2000 to February 6, 2001, relate only to the initial shareholder. Class C commenced operations on February 20, 2001 and Class I commenced operations on April 29, 2005.

(C)	Total returns shown exclude the effect of applicable sales charges and are not annualized for periods less than a year.
(D)	Annualized.
See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2006	Page 27

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout the period.

Diamond Hill Small-Mid Cap Fund - Class A	For the Six Months Ended June 30, 2006 (Unaudited) (A)
Net asset value at beginning of period	$10.00
Income from investment operations:
Net investment income	0.02
Net realized and unrealized gains on investments	0.46
Total from investment operations	0.48
Net asset value at end of period	$10.48
Total return (B)	4.80%
Net assets at end of period (000s)	$7,439
Ratio of net expenses to average net assets	0.98	%(C)
Ratio of net investment income to average net assets	0.45	%(C)
Ratio of gross expenses to average net assets	1.38	%(C)
Portfolio turnover rate	24	%(C)

Diamond Hill Small-Mid Cap Fund - Class C	For the Six Months Ended June 30, 2006 (Unaudited) (A)
Net asset value at beginning of period	$10.00
Income (loss) from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gains on investments	0.46
Total from investment operations	0.45
Net asset value at end of period	$10.45
Total return(B)	4.50%
Net assets at end of period (000s)	$2,007
Ratio of net expenses to average net assets	1.80	%(C)
Ratio of net investment loss to average net assets	(0.34	%)(C)
Ratio of gross expenses to average net assets	2.13	%(C)
Portfolio turnover rate	24	%(C)

Diamond Hill Small-Mid Cap Fund - Class I	For the Six Months Ended June 30, 2006 (Unaudited) (A)
Net asset value at beginning of period	$10.00
Income from investment operations:
Net investment income	0.02
Net realized and unrealized gains on investments	0.48
Total from investment operations	0.50
Net asset value at end of period	$10.50
Total return(B)	5.00%
Net assets at end of period (000s)	$1,117
Ratio of net expenses to average net assets	0.62	%(C)
Ratio of net investment income to average net assets	0.79	%(C)
Ratio of gross expenses to average net assets	0.94	%(C)
Portfolio turnover rate	24	%(C)

Diamond Hill Select Fund - Class A	For the Six Months Ended June 30, 2006 (Unaudited) (A)
Net asset value at beginning of period	$10.00
Income from investment operations:
Net investment income	0.04
Net realized and unrealized gains on investments	0.44
Total from investment operations	0.48
Net asset value at end of period	$10.48
Total return(B)	4.80%
Net assets at end of period (000s)	$12,177
Ratio of net expenses to average net assets	1.30	%(C)
Ratio of net investment income to average net assets	1.33	%(C)
Ratio of gross expenses to average net assets	1.32	%(C)
Portfolio turnover rate	102	%(C)

Diamond Hill Select Fund - Class C	For the Six Months Ended June 30, 2006 (Unaudited) (A)
Net asset value at beginning of period	$10.00
Income from investment operations:
Net investment income	0.01
Net realized and unrealized gains on investments	0.45
Total from investment operations	0.46
Net asset value at end of period	$10.46
Total return(B)	4.60%
Net assets at end of period (000s)	$5,430
Ratio of net expenses to average net assets	2.02	%(C)
Ratio of net investment income to average net assets	0.67	%(C)
Ratio of gross expenses to average net assets	2.07	%(C)
Portfolio turnover rate	102	%(C)

Diamond Hill Select Fund - Class I	For the Six Months Ended June 30, 2006 (Unaudited) (A)
Net asset value at beginning of period	$10.00
Income from investment operations:
Net investment income	0.05
Net realized and unrealized gains on investments	0.44
Total from investment operations	0.49
Net asset value at end of period	$10.49
Total return (B)	4.90%
Net assets at end of period (000s)	$1,943
Ratio of net expenses to average net assets	0.75	%(C)
Ratio of net investment income to average net assets	1.75	%(C)
Ratio of gross expenses to average net assets	0.89	%(C)
Portfolio turnover rate	102	%(C)

(A)	Class A, Class C and Class I commenced public offering on January 3, 2006.
(B)	Total return shown excludes the effect of applicable sales charges and is not annualized.
(C)	Annualized.
See accompanying Notes to Financial Statements.

Page 28	Diamond Hill Funds Semi-Annual Report June 30, 2006

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

Diamond Hill Large Cap Fund - Class A	For the Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Period Ended December 31, 2001(A)
Net asset value at beginning of period	$14.44		$12.51	$10.34	$7.87	$10.06	$10.00
Income (loss) from investment operations:
Net investment income	0.07		0.05	0.02	0.04	0.04	0.01
Net realized and unrealized gains (losses) on investments	0.65		1.98	2.16	2.47	(2.13)	0.06
Total from investment operations	0.72		2.03	2.18	2.51	(2.09)	0.07
Less Distributions:
Dividends from net investment income	-		(0.06)	(0.01)	(0.04)	(0.04)	(0.01)
Distributions from net realized gains	-		(0.04)	-	-	(0.06)	-
Total distributions	-		(0.10)	(0.01)	(0.04)	(0.10)	(0.01)
Net asset value at end of period	$15.16		$14.44	$12.51	$10.34	$7.87	$10.06
Total return(B)	4.99%		16.19%	21.12%	31.92%	(20.74%)	0.69%
Net assets at end of period (000s)	$264,688		$96,637	$17,369	$6,437	$3,300	$2,782
Ratio of net expenses to average net assets	1.23	%(C)	1.27%	1.40%	1.39%	1.40%	1.40	%(C)
Ratio of net investment income to average net assets	1.43	%(C)	1.08%	0.26%	0.62%	0.62%	0.38	%(C)
Ratio of gross expenses to average net assets	1.23	%(C)	1.27%	1.42%	1.43%	1.46%	1.57	%(C)
Portfolio turnover rate	19	%(C)	15%	13%	32%	71%	19	%(C)

Diamond Hill Large Cap Fund - Class C	For the Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Period Ended December 31, 2001(A)
Net asset value at beginning of period	$14.15		$12.31	$10.23	$7.81	$10.06	$8.87
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.05	(0.04)	-	-	(0.01)
Net realized and unrealized gains (losses) on investments	0.61		1.83	2.12	2.42	(2.19)	1.20
Total from investment operations	0.65		1.88	2.08	2.42	(2.19)	1.19
Distributions from net realized gains	-		(0.04)	-	-	(0.06)	-
Net asset value at end of period	$14.80		$14.15	$12.31	$10.23	$7.81	$10.06
Total return(B)	4.59%		15.25%	20.33%	31.04%	(21.73%)	13.42%
Net assets at end of period (000s)	$16,457		$9,518	$1,700	$871	$260	$262
Ratio of net expenses to average net assets	1.98	%(C)	2.02%	2.15%	2.14%	2.15%	2.15	%(C)
Ratio of net investment loss to average net assets	0.67	%(C)	0.26%	(0.54%)	(0.14%)	(0.10%)	(0.41	%)(C)
Ratio of gross expenses to average net assets	1.98	%(C)	2.02%	2.17%	2.18%	2.81%	2.32	%(C)
Portfolio turnover rate	19	%(C)	15%	13%	32%	71%	19	%(C)

Diamond Hill Large Cap Fund - Class I	For the Six Months Ended June 30, 2006 (Unaudited)		Period Ended December 31, 2005(A)
Net asset value at beginning of period	$14.47		$12.38
Income from investment operations:
Net investment income	0.10		0.08
Net realized and unrealized gains on investments	0.65		2.13
Total from investment operations	0.75		2.21
Less Distributions:
Dividends from net investment income	-		(0.08)
Distributions from net realized gains	-		(0.04)
Total distributions	-		(0.12)
Net asset value at end of period	$15.22		$14.47
Total return(B)	5.18%		17.84%
Net assets at end of period (000s)	$19,407		$10,442
Ratio of net expenses to average net assets	0.79	%(C)	0.80	%(C)
Ratio of net investment loss to average net assets	1.88	%(C)	1.60	%(C)
Ratio of gross expenses to average net assets	0.79	%(C)	0.80	%(C)
Portfolio turnover rate	19	%(C)	15%

(A)	Class A commenced operations on June 29, 2001; Class C commenced operations on September 25, 2001; and Class I commenced operations on January 31, 2005.
(B)	Total returns shown exclude the effect of applicable sales charges and are not annualized for periods less than a year.
(C)	Annualized.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2006	Page 29

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

Diamond Hill Long-Short Fund - Class A	For the Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Period Ended December 31, 2001 (A)	Period Ended February 28, 2001 (B)
Net asset value at beginning of period	$16.46	$13.67	$11.75	$9.56	$10.67	$11.44	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.13	0.10	0.00	(C)	(0.01)	(0.06)	(0.04)	-
Net realized and unrealized gains (losses) on investments	1.09	2.83	1.98	2.20	(1.05)	(0.56)	1.44
Total from investment operations	1.22	2.93	1.98	2.19	(1.11)	(0.60)	1.44
Less Distributions:
Dividends from net investment income	-	(0.10)	-	-	-	-	-
Distributions from net realized gains	-	(0.04)	(0.06)	-	-	(0.17)	-
Total distributions	-	(0.14)	(0.06)	-	-	(0.17)	-
Net asset value at end of period	$17.68	$16.46	$13.67	$11.75	$9.56	$10.67	$11.44
Total return(D)	7.41%	21.46%	16.86%	22.91%	(10.40%)	(5.20%)	14.43%
Net assets at end of period (000s)	$507,455	$180,035	$47,008	$16,216	$11,518	$10,988	$10,352
Ratio of net expenses to average net assets	1.78	%(E)	1.82%	1.78%	1.70%	1.60%	1.67	%(E)	1.75	%(E)
Ratio of net investment income (loss) to average net assets	2.22	%(E)	1.12%	0.01%	(0.07%)	(0.39%)	(0.46	%)(E)	(0.05	%)(E)
Ratio of gross expenses to average net assets	1.78	%(E)	1.82%	1.79%	1.71%	1.63%	1.69	%(E)	1.85	%(E)
Ratio of net expenses to average net assets, excluding dividends on securities sold short	1.52	%(E)	1.55%	1.60%	1.59%	1.48%	1.67	%(E)	1.75	%(E)
Portfolio turnover rate	35	%(E)	12%	18%	41%	46%	66	%(E)	49	%(E)

Diamond Hill Long-Short Fund - Class C	For the Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Period Ended December 31, 2001(A)		Period Ended February 28, 2001(B)
Net asset value at beginning of period	$15.92		$13.26	$11.48	$9.42	$10.60	$11.44		$11.80
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.03	(0.05)	(0.04)	(0.29)	(0.07)		-
Net realized and unrealized gains (losses) on investments	1.01		2.70	1.89	2.10	(0.89)	(0.60)		(0.36)
Total from investment operations	1.11		2.73	1.84	2.06	(1.18)	(0.67)		(0.36)
Less Distributions:
Dividends from net investment income	-		(0.03)	-	-	-	-		-
Distributions from net realized gains	-		(0.04)	(0.06)	-	-	(0.17)		-
Total distributions	-		(0.07)	(0.06)	-	-	(0.17)		-
Net asset value at end of period	$17.03		$15.92	$13.26	$11.48	$9.42	$10.60		$11.44
Total return(D)	6.97%		20.58%	16.04%	21.87%	(11.13%)	(5.81%)		(3.05%)
Net assets at end of period (000s)	$116,733		$70,891	$20,810	$6,390	$2,168	$2,198		$349
Ratio of net expenses to average net assets	2.54	%(E)	2.57%	2.53%	2.45%	2.35%	2.38	%(E)	2.50	%(E)
Ratio of net investment income (loss) to average net assets	1.43	%(E)	0.37%	(0.73%)	(0.75%)	(1.15%)	(1.15	%)(E)	1.57	%(E)
Ratio of gross expenses to average net assets	2.54	%(E)	2.57%	2.54%	2.46%	2.38%	2.41	%(E)	4.10	%(E)
Ratio of net expenses to average net assets, excluding dividends on securities sold short	2.28	%(E)	2.30%	2.35%	2.34%	2.23%	2.38	%(E)	2.50	%(E)
Portfolio turnover rate	35	%(E)	12%	18%	41%	46%	66	%(E)	49	%(E)

Page 30	Diamond Hill Funds Semi-Annual Report June 30, 2006

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

Diamond Hill Long-Short Fund - Class I	For the Six Months Ended June 30, 2006 (Unaudited)		Period Ended December 31, 2005 (B)
Net asset value at beginning of period	$16.49		$13.80
Income from investment operations:
Net investment income	0.16		0.14
Net realized and unrealized gains on investments	1.10		2.73
Total from investment operations	1.26		2.87
Less Distributions:
Dividends from net investment income	-		(0.14)
Distributions from net realized gains	-		(0.04)
Total distributions	-		(0.18)
Net asset value at end of period	$17.75		$16.49
Total return (D)	7.64%		20.81%
Net assets at end of period (000s)	$145,724		$56,873
Ratio of net expenses to average net assets	1.35	%(E)	1.39	%(E)
Ratio of net investment income (loss) to average net assets	2.64	%(E)	1.71	%(E)
Ratio of gross expenses to average net assets	1.35	%(E)	1.39	%(E)
Ratio of net expenses to average net assets, excluding dividends on securities sold short	1.09	%(E)	1.10	%(E)
Portfolio turnover rate	35	%(E)	12%

(A)	Effective after the close of business on February 28, 2001, the Fund changed its fiscal year-end to December 31.
(B)
Class A commenced operations on June 30, 2000. The Fund did not open to shareholders until August 3, 2000. Financial Highlights for the period from June 30 to August 2, 2000, relate only to the initial shareholder. Class C and Class I commenced operations on February 13, 2001 and January 31, 2005, respectively.

(C)	Amount rounds to less than $0.005.
(D)	Total returns shown exclude the effect of applicable sales charges and are not annualized for periods less than a year.
(E)	Annualized.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2006	Page 31

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

Diamond Hill Financial Long-Short Fund - Class A	For the Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Period Ended December 31, 2001 (A)		Year Ended February 28, 2001
Net asset value at beginning of period	$18.48		$19.10	$17.92	$13.63	$14.25	$11.85		$9.40
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.29	0.13	0.07	0.03	-		(0.02)
Net realized and unrealized gains (losses) on investments	0.85		(0.24)	2.84	5.60	1.58	2.40		2.47
Total from investment operations	0.97		0.05	2.97	5.67	1.61	2.40		2.45
Less Distributions:
Dividends from net investment income	-		(0.30)	(0.13)	(0.06)	(0.03)	-		-
Distributions from net realized gains	-		(0.37)	(1.66)	(1.32)	(2.20)	-		-
Total distributions	-		(0.67)	(1.79)	(1.38)	(2.23)	-		-
Net asset value at end of period	$19.45		$18.48	$19.10	$17.92	$13.63	$14.25		$11.85
Total return(B)	5.25%		0.25%	16.67%	41.85%	11.22%	20.25%		26.06%
Net assets at end of period (000s)	$22,844		$17,366	$20,682	$12,463	$9,983	$13,214		$11,772
Ratio of net expenses to average net assets	1.65	%(C)	1.67%	1.70%	1.68%	1.70%	1.72	%(C)	1.81%
Ratio of net investment income (loss) to average net assets	1.51	%(C)	1.41%	0.90%	0.45%	0.20%	(0.03	%)(C)	(0.25%)
Ratio of gross expenses to average net assets	1.65	%(C)	1.67%	1.71%	1.70%	1.72%	1.74	%(C)	1.88%
Ratio of net expenses to average net assets, excluding dividends on securities sold short	1.63	%(C)	-	-	-	-	-		-
Portfolio turnover rate	42	%(C)	28%	36%	53%	104%	52	%(C)	142%

Diamond Hill Financial Long-Short Fund - Class C	For the Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Period Ended December 31, 2001 (A)		Year Ended February 28, 2001
Net asset value at beginning of period	$17.84		$18.42	$17.39	$13.31	$14.05	$11.72		$9.34
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.15	0.03	(0.06)	0.04	(0.11)		(0.07)
Net realized and unrealized gains (losses)
on investments	0.80		(0.24)	2.70	5.46	1.46	2.44		2.45
Total from investment operations	0.86		(0.09)	2.73	5.40	1.50	2.33		2.38
Less Distributions:
Dividends from net investment income	-		(0.12)	(0.04)	-	(0.04)	-		-
Distributions from net realized gains	-		(0.37)	(1.66)	(1.32)	(2.20)	-		-
Total distributions	-		(0.49)	(1.70)	(1.32)	(2.24)	-		-
Net asset value at end of period	$18.70		$17.84	$18.42	$17.39	$13.31	$14.05		$11.72
Total return(B)	4.82%		(0.49%)	15.79%	40.85%	10.55%	19.88%		25.48%
Net assets at end of period (000s)	$2,724		$2,544	$3,941	$1,974	$787	$127		$129
Ratio of net expenses to average net assets	2.40	%(C)	2.42%	2.45%	2.45%	2.45%	2.47	%(C)	2.56%
Ratio of net investment income (loss) to average net assets	0.74	%(C)	0.67%	0.20%	(0.30%)	(0.49%)	(0.77	%)(C)	(0.97%)
Ratio of gross expenses to average net assets	2.40	%(C)	2.42%	2.46%	2.47%	2.47%	2.49	%(C)	2.63%
Ratio of net expenses to average net assets, excluding dividends on securities sold short	2.38	%(C)	-	-	-	-	-		-
Portfolio turnover rate	42	%(C)	28%	36%	53%	104%	52	%(C)	142%

(A)	Effective after the close of business on February 28, 2001, the Fund changed its fiscal year end to December 31.
(B)	Total returns shown exclude the effect of applicable sales charges and are not annualized for periods less than a year.
(C)	Annualized.
See accompanying Notes to Financial Statements.

Page 32	Diamond Hill Funds Semi-Annual Report June 30, 2006

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

Diamond Hill Strategic Income Fund - Class A	For the Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Period Ended December 31, 2002 (A)

Net asset value at beginning of period	$11.25		$11.63	$11.58	$10.28	$10.00
Income (loss) from investment operations:
Net investment income	0.32		0.66	0.64	0.67	0.15
Net realized and unrealized gains (losses) on investments	0.01		(0.38)	0.19	1.39	0.30
Total from investment operations	0.33		0.28	0.83	2.06	0.45
Less distributions
Dividends from net investment income	(0.31)		(0.66)	(0.64)	(0.67)	(0.15)
Distributions from net realized gains	-		-	(0.14)	(0.09)	(0.02)
Total distributions	(0.31)		(0.66)	(0.78)	(0.76)	(0.17)
Net asset value at end of period	$11.27		$11.25	$11.63	$11.58	$10.28
Total return(B)	2.93%		2.41%	7.46%	20.67%	4.49%
Net assets at end of period (000s)	$41,210		$31,456	$31,274	$17,923	$2,092
Ratio of net expenses to average net assets	1.13	%(C)	1.17%	1.20%	1.19%	1.20	%(C)
Ratio of net investment income to average net assets	5.98	%(C)	5.74%	5.75%	6.01%	1.76	%(C)
Ratio of gross expenses to average net assets	1.13	%(C)	1.17%	1.21%	1.21%	1.23	%(C)
Portfolio turnover rate	53	%(C)	66%	84%	83%	77	%(C)

Diamond Hill Strategic Income Fund - Class C	For the Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Period Ended December 31, 2002 (A)
Net asset value at beginning of period	$11.24		$11.63	$11.58	$10.28	$10.00
Income (loss) from investment operations:
Net investment income	0.28		0.58	0.56	0.60	0.19
Net realized and unrealized gains (losses) on investments	0.01		(0.40)	0.19	1.39	0.30
Total from investment operations	0.29		0.18	0.75	1.99	0.49
Less distributions
Dividends from net investment income	(0.27)		(0.57)	(0.56)	(0.60)	(0.19)
Distributions from net realized gains	-		-	(0.14)	(0.09)	(0.02)
Total distributions	(0.27)		(0.57)	(0.70)	(0.69)	(0.21)
Net asset value at end of period	$11.26		$11.24	$11.63	$11.58	$10.28
Total return(B)	2.56%		1.57%	6.70%	19.86%	4.85%
Net assets at end of period (000s)	$24,416		$20,257	$15,560	$8,428	$94
Ratio of net expenses to average net assets	1.88	%(C)	1.91%	1.95%	1.93%	1.95	%(C)
Ratio of net investment income to average net assets	5.27	%(C)	5.06%	5.02%	5.39%	2.64	%(C)
Ratio of gross expenses to average net assets	1.88	%(C)	1.91%	1.96%	1.95%	1.98	%(C)
Portfolio turnover rate	53	%(C)	66%	84%	83%	77	%(C)

Diamond Hill Strategic Income Fund - Class I	For the Six Months Ended June 30, 2006 (Unaudited)		Period Ended December 31, 2005 (A)
Net asset value at beginning of period	$11.23		$11.65
Income (loss) from investment operations:
Net investment income	0.35		0.65
Net realized and unrealized losses on investments	0.00	(B)	(0.42)
Total from investment operations	0.35		0.23
Dividends from net investment income	(0.33)		(0.65)
Net asset value at end of period	$11.25		$11.23
Total return(C)	3.16%		2.03%
Net assets at end of period (000s)	$34,666		$25,299
Ratio of net expenses to average net assets	0.69	%(D)	0.70	%(D)
Ratio of net investment income to average net assets	6.43	%(D)	6.57	%(D)
Ratio of gross expenses to average net assets	0.69	%(D)	0.70	%(D)
Portfolio turnover rate	53	%(D)	66%

(A)	Class A, Class C and Class I commenced operations on September 30, 2002, September 30, 2002 and January 31, 2005, respectively.
(B)	Amount rounds to less than $0.005.
(C)	Total returns shown exclude the effect of applicable sales charges and are not annualized for periods less than a year.
(D)	Annualized.
See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2006	Page 33

Diamond Hill Funds
Notes to Financial Statements
June 30, 2006 (Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”) formerly the Diamond Hill Focus Long-Short Fund, Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”) formerly the Diamond Hill Bank & Financial Fund, and Diamond Hill Strategic Income Fund (“Strategic Income Fund”), are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company. Each Fund is a diversified series of the Trust. Effective December 30, 2005, the Small Cap Fund closed to new shareholders.

The Funds offer three classes of shares (Class A, Class C and Class I, except for the Financial Long-Short Fund which offers Class A and Class C shares). Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market. Securities for which market quotations are not readily available are valued at their "fair value". In these cases, a Valuation Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund ("good faith fair valuation"). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt.

Short sales — The Long-Short Fund, Financial Long-Short Fund and Strategic Income Fund may sell a security they do not own in anticipation of a decline in the value of that security. When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Deposits with brokers for securities sold short” on the Statements of Assets & Liabilities.

Repurchase agreements — In connection with transactions in repurchase agreements, it is each Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Security transactions — Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discount and premium on securities purchased are amortized using the daily effective yield method.

Page 34	Diamond Hill Funds Semi-Annual Report June 30, 2006

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2006 (Unaudited)

Share valuation — The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Federal income taxes — Each Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Strategic Income Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, and Financial Long-Short Fund. The Funds record distributions received from investments in Real Estate Investment Trusts (REITS) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently net investment income) as an increase to unrealized appreciation (depreciation) and realized gain (loss) on investments as necessary once the issuers provide information about the actual composition of the distributions. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP in the United States. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. Certain funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Investment Transactions

For the six months ended June 30, 2006, the purchases and sales (including maturities) of investment securities (excluding short-term securities and U.S. government obligations) were as follows:

	Purchases	Sales
Small Cap Fund	$168,005,337	$22,407,109
Small-Mid Cap Fund	$9,240,097	$593,500
Large Cap Fund	$168,326,001	$15,728,954
Select Fund	$23,462,907	$4,407,644
Long-Short Fund	$227,288,920	$40,234,810
Financial Long-Short Fund	$5,415,745	$3,817,950
Strategic Income Fund	$48,995,214	$18,842,131

Diamond Hill Funds Semi-Annual Report June 30, 2006	Page 35

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2006 (Unaudited)

The Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, and Financial Long-Short Fund pay commissions on the purchase and sale of investment securities. The commissions paid are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations. The Strategic Income Fund is not included in the table below because in general there are no stated commissions attributable to fixed income securities. The Funds paid the following commissions during the six months ended June 30, 2006:

	Total Commissions	Commissions as a % of Average Net Assets
Small Cap Fund	$86,349.02%
Small-Mid Cap Fund	$3,176.05%
Large Cap Fund	$69,043.04%
Select Fund	$12,803.13%
Long-Short Fund	$478,726.09%
Financial Long-Short Fund	$4,902.02%

Investment Advisory Fees and Other Transactions with Affiliates

The Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, Financial Long-Short Fund, and Strategic Income Fund each receive investment management and advisory services from Diamond Hill Capital Management, Inc. (“DHCM”) under management agreements that provide for fees to be paid at an annual rate of 0.80%, 0.60%, 0.90%, 1.00%, and 0.50% of the Funds’ average daily net assets, respectively. The advisory agreements are subject to annual approval by the Board of Trustees. In addition, each Fund has entered into an administrative services agreement whereby DHCM (“Administrator”) is paid a fee at an annual rate of 0.36% for Class A and Class C and 0.18% for Class I shares of each Funds’ average daily net assets. Prior to May 1, 2006, the fees paid by Class A and Class C were paid at an annual rate of 0.40% and Class I shares were paid at an annual rate of 0.20% of each Funds’ average daily net assets. These administrative fees are used to pay most of the Funds’ operating expenses except brokerage, taxes, interest, dividend expense on securities sold short, and extraordinary expenses.

Pursuant to rule 12b-1 of the 1940 Act, each Fund has adopted a distribution plan (together, the “Plans”). Under the Plans, Class A shares pay a distribution fee at an annual rate of 0.25% of Class A average daily net assets. Class C shares pay a distribution and shareholder-servicing fee at an annual rate of 0.75% and 0.25%, respectively, of Class C average daily net assets. Class I shares are not subject to any distribution or shareholder-servicing fees. The Trust entered into a Distribution Agreement on behalf of the Funds with IFS Fund Distributors, Inc. (“Distributor”). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund’s shares.

For the six months ended June 30, 2006, the Distributor received $11,684, $5,281, $6,862, $2,474, $103,120, $712, and $844, in sales commissions from the sales of Class A shares of the Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, Financial Long-Short Fund, and Strategic Income Fund, respectively. The Distributor also received $11,103, $416, $3,055, $16,034, $387, and $1,072 of contingent deferred sales charges relating to redemptions of Class C shares of the Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Long-Short Fund, Financial Long-Short Fund, and Strategic Income Fund, respectively.

DHCM has an agreement with Integrated Investment Services, Inc. (“Integrated”) to provide sub-transfer agent, sub-fund accounting, and sub-administrative services for the Funds. The services to be provided under the agreements include day-to-day administration of matters related to the corporate existence of the Trust and its Funds (other than rendering investment advice), maintenance of books and records, preparation of reports, supervision of the Trust’s arrangement with the custodian and assistance in the preparation of the Trust’s registration statement under federal and state laws. Integrated is paid directly by DHCM under terms of these service agreements.

Certain officers of the Trust are affiliated with DHCM, Integrated or the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

Page 36	Diamond Hill Funds Semi-Annual Report June 30, 2006

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2006 (Unaudited)

Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations which may be different from GAAP. The tax character of distributions paid differs from the character of distributions shown on the Statements of Changes in Net Assets due primarily to short-term capital gains being treated as ordinary income for tax purposes and the use of tax equalization.

The tax character of distributions paid during 2005 was as follows:

	Small Cap Fund	Large Cap Fund	Long-Short Fund	Financial Long-Short Fund	Strategic Income Fund
	2005	2005	2005	2005	2005
Distributions paid from:
Ordinary income	$141,447	$437,963	$1,645,224	$273,912	$3,601,032
Long-term capital gains	3,224,408	265,273	840,687	626,653	97,880
Total distributions	$3,365,855	$703,236	$2,485,911	$900,565	$3,698,912

The following information is computed on a tax basis for each item as of December 31, 2005:

	Small Cap Fund	Large Cap Fund	Long-Short Fund	Financial Long-Short Fund	Strategic Income Fund
Federal tax cost of investments	$356,246,144	$105,407,663	$251,127,880	$16,747,626	$77,549,156
Gross unrealized appreciation	$36,113,620	$11,614,918	$48,871,309	$3,619,595	$1,186,421
Gross unrealized depreciation	(6,726,184)	(1,802,292)	(12,539,982)	(335,154)	(1,926,114)
Net unrealized appreciation (depreciation)	29,387,436	9,812,626	36,331,327	3,284,441	(739,693)
Undistributed net investment income	130,833	77,590	894,064	-	-
Undistributed long-term gains	2,891,436	197,484	852,047	40,581	-
Post-October losses	-	-	-	-	(329,831)
Other temporary differences	-	-	-	-	92,786
Total accumulated earnings (deficit)	$32,409,705	$10,087,700	$38,077,438	$3,325,022	$(976,738)

The tax character of distributions paid during the year and the tax components of nets assets will be reported at the Funds’ fiscal year-end.

As of June 30, 2006, the Funds' Federal tax cost of investment securities and net unrealized appreciation (depreciation) was as follows:

Fund	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Cap Fund	$495,221,534	$58,447,764	$(27,577,227)	$30,870,537
Small-Mid Cap Fund	10,493,166	450,645	(482,793)	(32,148)
Large Cap Fund	336,149,493	20,888,582	(5,571,457)	15,317,125
Select Fund	19,341,277	407,599	(765,967)	(358,368)
Long-Short Fund	699,833,301	82,045,759	(33,825,364)	48,220,395
Financial Long-Short Fund	21,787,399	3,893,229	(235,346)	3,657,883
Strategic Income Fund	101,981,615	1,899,540	(2,186,820)	(287,280)

Diamond Hill Funds Semi-Annual Report June 30, 2006	Page 37

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2006 (Unaudited)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and investments in Real Estate Investment Trusts.

Reclassification of capital accounts - Reclassifications result primarily from the difference in the tax treatment of net investment losses, paydown gains and losses and equalization. The following reclassifications have no impact on the net assets or net asset value of the Funds and are designed to present the Funds’ capital accounts on a tax basis:

	Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Gains (Losses)
Small Cap Fund	$351,095	$137,657	$(488,752)
Large Cap Fund	$17,955	$—	$(17,955)
Long-Short Fund	$129,284	$—	$(129,284)
Financial Long-Short Fund	$214,727	$37,053	$(251,780)
Strategic Income Fund	$(167,563)	$142,064	$25,499

During the year ended December 31, 2005, the Large Cap Fund utilized capital loss carryforwards of $288,939.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management is in the process of determining the impact of adoption.

Proxy Voting

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1-888-226-5595 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Portfolio Disclosure

The Trust files a complete listing of portfolio holdings as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-888-226-5595. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Monthly portfolio holdings are also available on www.diamond-hill.com.

Trustee Approval of Investment Advisory Agreements

The Trustees of Diamond Hill Funds (the “Trust”), at a regularly scheduled meeting on May 18, 2006, by a unanimous vote, approved the Management Agreements between the Trust and Diamond Hill Capital Management, Inc. (the “Adviser”), for each series of the Diamond Hill Funds (separately, a “Fund”). The Trustees discussed the following factors, on a Fund-by-Fund basis, in connection with the Trust’s Management Agreements (“investment advisory agreements”):

(i)
The nature, extent and quality of the services provided by the Adviser under the investment advisory agreements, including review of the investment advisory agreements themselves, the services provided thereunder, the fee formula, fees paid, expenses assumed and termination provisions. The Trustees noted the Adviser’s permanent reduction of investment advisory fees on the Large Cap Fund by ten basis points effective April 30, 2005. The Trustees also noted the Adviser’s losses (and subsidy of the Funds) under its investment advisory agreements for four of the six funds, and under its Fourth Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement with the Trust (pursuant to which the Adviser provides, or arranges for others to provide, certain administrative, fund accounting and transfer agency services to the Funds)(the “Administration Agreement”)_ for the year ended December 31, 2005, and noted further the Adviser’s voluntary reduction of its fees under the Administration Agreement on Class A and Class C shares by five basis points, effective April 30, 2005 and Class A and Class C shares by four basis points and Class I shares by two basis points effective April 30, 2006.

Page 38	Diamond Hill Funds Semi-Annual Report June 30, 2006

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2006 (Unaudited)

(ii)
The investment performance of the Funds and the Adviser, with the Trustees noting that each Fund’s performance exceeded its benchmark and was in the top quartile when compared to its peer group of funds for one, three, and five year periods ended February 28, 2006, with the exception of the Financial Long-Short Fund, which was in the 4th, 3rd and 1st quartile for the one, three and five year periods ended February 28, 2006, respectively. The Trustees also noted that the year-to-date performance of the Financial Long-Short Fund versus its benchmarks for the year-to-date period ended May 17, 2006, had been good.

(iii)	The costs to the Funds and profits/losses to the Adviser and its affiliates relating to the Adviser’s relationship with the Funds, including the Adviser’s methodology in calculating its profitability.

(iv)
The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, with the Trustees noting that at an average Fund net asset level of $77 million, and average Trust complex net asset level of $461 million in 2005, the Trust was still much smaller than is necessary to reach the point where there are economies of scale the Adviser reasonably could share with shareholders.

(v)
The reasonableness of the fees, with the Trustees noting that the contract rates under the investment advisory agreements for six of the seven Funds as of February 28, 2006 were below the Morningstar average and median for similar or peer group funds (the only exception was the Financial Long-Short Fund).

(vi)
The ancillary benefits received by the Adviser as a result of its relationship with the Funds. The Board considered that the Adviser has no soft dollar arrangements with respect to securities transactions it executes for the Funds. The Trustees also considered that the Adviser is the Administrator to the Funds (under the Administration Agreement) and is expected to earn fees from the Funds for providing administrative services. The fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered revenue and expenses of the Administrator for providing financing arrangements related to the payment of commissions to financial intermediaries for the sale of C Shares of the Funds.

The Trustees also reviewed other unregistered portfolios, similar to the Funds, managed by the Adviser, noting in the majority of cases the fees charged by the Adviser to the unregistered portfolios were more than, or equal to, the fees charged by the Adviser to the Funds under the investment advisory agreements. The Trustees recognized that any differences in fees paid were consistent with the differences in services provided by the Adviser.

The Trustees also reviewed, and took note of, the Adviser’s net operating profits and losses from all operations, respectively, for the years ended December 31, 2005 and 2004.

Having considered (1) the nature, extent and quality of the services provided by the Adviser under the investment advisory agreements, (2) the investment performance of the Funds and the Adviser, (3) the costs to the Funds and profits/losses to the Adviser and its affiliates relating to Adviser’s relationship with the Funds, (4) the extent to which economies of scale could and should be shared by Adviser with the Funds, (5) the reasonableness of the fees to the Adviser under the investment advisory agreements, and (6) the ancillary benefits received by the Adviser, the Trustees, all of whom qualify as Independent Trustees under the 1940 Act, concluded it was appropriate to renew the investment advisory agreements because, performance of each of the Funds over the long-term had been superior, the advisory fees (contract rates) for six of the seven Funds were below the Morningstar average and medium for peer group funds, and with respect to the seventh fund, the Financial Long-Short Fund, was not sufficiently out of line with peer group funds based on the Fund’s size, and, with respect to four of the six Funds, the Adviser was operating at a loss, and with respect to the remaining two Funds, the Adviser’s profitability was reasonable.

Diamond Hill Funds Semi-Annual Report June 30, 2006	Page 39

Diamond Hill Small Cap Fund
Performance Update
June 30, 2006 (Unaudited)

Fund Name		Six Months	One Year	Three Years	Five Years	Since Inception	Inception Date

Small Cap Fund (DHSCX)	Class A - Without Sales Charge	3.34%	14.06%	24.58%	15.20%	19.03%	12/29/00
	Class A - With Sales Charge	-1.82%	8.37%	22.48%	14.02%	17.92%
	Class C - Without Sales Charge	2.95%	13.22%	23.68%	14.33%	18.14%
	Class C - With Sales Charge	1.95%	12.22%	23.68%	14.33%	18.14%
	Class I - Without Sales Charge	3.54%	14.56%	24.78%	15.31%	19.13%
Russell 2000		8.21%	14.58%	18.70%	8.50%	8.99%

Small-Mid Cap Fund (DHMAX)	Class A - Without Sales Charge	4.80%	NA	NA	NA	4.80%	12/31/05
	Class A - With Sales Charge	-0.47%	NA	NA	NA	-0.47%
	Class C - Without Sales Charge	4.50%	NA	NA	NA	4.50%
	Class C - With Sales Charge	3.50%	NA	NA	NA	3.50%
	Class I - Without Sales Charge	5.00%	NA	NA	NA	5.00%
Russell 2500		6.32%				6.32%

Large Cap Fund (DHLAX)	Class A - Without Sales Charge	4.99%	16.76%	20.40%	9.24%	9.23%	6/29/01
	Class A - With Sales Charge	-0.26%	10.90%	18.37%	8.12%	8.11%
	Class C - Without Sales Charge	4.59%	15.93%	19.50%	8.36%	8.35%
	Class C - With Sales Charge	3.59%	14.93%	19.50%	8.36%	8.35%
	Class I - Without Sales Charge	5.18%	17.22%	20.65%	9.37%	9.36%
Russell 1000		2.76%	9.08%	12.04%	3.12%	2.64%

Select Fund (DHTAX)	Class A - Without Sales Charge	4.80%	NA	NA	NA	4.80%	12/31/05
	Class A - With Sales Charge	-0.47%	NA	NA	NA	-0.47%
	Class C - Without Sales Charge	4.60%	NA	NA	NA	4.60%
	Class C - With Sales Charge	3.60%	NA	NA	NA	3.60%
	Class I - Without Sales Charge	4.90%	NA	NA	NA	4.90%
Russell 3000		3.23%				3.23%

Long-Short Fund (DIAMX)	Class A - Without Sales Charge	7.41%	21.57%	19.23%	8.28%	10.51%	6/30/00
	Class A - With Sales Charge	2.02%	15.51%	17.19%	7.19%	9.56%
	Class C - Without Sales Charge	6.97%	20.70%	18.33%	7.44%	9.67%
	Class C - With Sales Charge	5.97%	19.70%	18.33%	7.44%	9.67%
	Class I - Without Sales Charge	7.64%	22.08%	19.49%	8.42%	10.63%
Russell 3000		3.23%	9.56%	12.56%	3.53%	0.39%

Financial Long-Short Fund (BANCX)	Class A - Without Sales Charge	5.25%	8.06%	14.88%	15.46%	12.93%	8/1/97
	Class A - With Sales Charge	0.00%	2.67%	12.92%	14.28%	12.28%
	Class C - Without Sales Charge	4.82%	7.22%	14.01%	14.66%	12.16%
	Class C - With Sales Charge	3.82%	6.22%	14.01%	14.66%	12.16%
S&P Supercomposite Financials (A)		3.44%	12.58%	13.06%	5.50%	7.29%
NASDAQ Bank Index		5.12%	7.69%	11.82%	11.30%	9.64%

Strategic Income Fund (DSIAX)	Class A - Without Sales Charge	2.93%	2.56%	6.53%	NA	9.99%	9/30/02
	Class A - With Sales Charge	-0.69%	-1.02%	5.27%	NA	8.96%
	Class C - Without Sales Charge	2.56%	1.71%	5.75%	NA	9.33%
	Class C - With Sales Charge	1.56%	0.74%	5.75%	NA	9.33%
	Class I - Without Sales Charge	3.16%	2.93%	6.72%	NA	10.14%

Merrill Lynch Domestic Master Index		-0.78%	-0.88%	2.07%		3.14%

Source: Diamond Hill Funds, Bloomberg LP and Frank Russell Company

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the performance data quoted.

Performance is not guaranteed. Performance returns assume reinvestment of all distributions. Average annual total returns illustrate the annual compounded returns that would have produced the cumulative total return if the Fund's performance had remained constant throughout the period indicated. Returns for the periods less than one year are not annualized. The total return figures for the Funds reflect the maximum sales charge applicable to each class. These total return figures may reflect the waiver of a portion of a Fund's advisory or administrative fees for certain periods. In such instances, and without such waiver of fees, the total returns would have been lower. The investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original purchase price. Class I and Class C shares include performance based on Class A shares, which was achieved prior to the creation of Class I and Class C shares. Class C returns have been restated for sales charges and for fees applicable to Class C shares, which includes a 1.00% 12b-1 fee. No sales charge is assessed on Class I shares. Minimum initial investment for Class I shares is $500,000. Investors should consider the investment objectives, risks, and charges and expenses of the Diamond Hill Funds carefully before investing; this and other information about the Funds is in the prospectus, which can be obtained by calling 888-226-5595 or at www.diamond-hill.com. Read the prospectus carefully before you invest.

(A) Returns for the S&P Supercomposite Financials are price change only before November 29, 2001 and total return thereafter.

Page 40	Diamond Hill Funds Semi-Annual Report June 30, 2006

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited)

All mutual funds have operating expenses. These expenses include costs for portfolio management, administrative services, and distribution fees. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its net assets. This figure is known as the expense ratio.

We believe it is important for you to understand the impact of costs on your investment. The following example illustrates the costs that you would incur over the six-month period covered by this report if you invested $1,000 in the Fund, using the Funds' actual return and operating expenses for the six months ended June 30, 2006. The examples use actual net operating expenses applicable to that class. The calculation does not reflect sales charges (loads). If this cost was included, your costs would have been higher. The examples contain two sets of numbers, one using the actual return earned by each class of each Fund during the six months ended June 30, 2006, and one using a hypothetical 5% annual return (2.5% for the reporting period).

		Net Expense Ratio Annualized June 30, 2006	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Investment Advisory Fees	Administration Fees	Distribution/ Service Fees	Total Net Expenses
Small Cap Fund
Class A	Actual return	1.43%	$1,000.00	$1,033.40	$4.02	$1.94	$1.25	$7.21
	Hypothetical return	1.43%	$1,000.00	$1,017.70	$3.99	$1.92	$1.24	$7.15
Class C	Actual return	2.19%	$1,000.00	$1,029.50	$4.03	$1.95	$5.04	$11.02
	Hypothetical return	2.19%	$1,000.00	$1,013.93	$4.00	$1.94	$5.00	$10.94
Class I	Actual return	0.99%	$1,000.00	$1,035.40	$4.03	$0.97	$-	$5.00
	Hypothetical return	0.99%	$1,000.00	$1,019.89	$4.00	$0.96	$-	$4.96

Small-Mid Cap Fund
Class A	Actual return	0.98%	$1,000.00	$1,048.00	$2.48	$1.23	$1.27	$4.98
	Hypothetical return	0.98%	$1,000.00	$1,019.93	$2.45	$1.21	$1.25	$4.91
Class C	Actual return	1.80%	$1,000.00	$1,045.00	$2.74	$1.36	$5.03	$9.13
	Hypothetical return	1.80%	$1,000.00	$1,015.87	$2.70	$1.34	$4.96	$9.00
Class I	Actual return	0.62%	$1,000.00	$1,050.00	$2.53	$0.62	$-	$3.15
	Hypothetical return	0.62%	$1,000.00	$1,021.72	$2.49	$0.62	$-	$3.11

Large Cap Fund
Class A	Actual return	1.23%	$1,000.00	$1,049.90	$3.04	$1.95	$1.26	$6.25
	Hypothetical return	1.23%	$1,000.00	$1,018.70	$2.99	$1.92	$1.25	$6.16
Class C	Actual return	1.98%	$1,000.00	$1,045.90	$3.03	$1.95	$5.06	$10.04
	Hypothetical return	1.98%	$1,000.00	$1,014.98	$2.99	$1.92	$4.98	$9.89
Class I	Actual return	0.79%	$1,000.00	$1,051.80	$3.04	$0.98	$-	$4.02
	Hypothetical return	0.79%	$1,000.00	$1,020.88	$3.00	$0.96	$-	$3.96

Select Fund
Class A	Actual return	1.30%	$1,000.00	$1,048.00	$3.52	$1.85	$1.23	$6.60
	Hypothetical return	1.30%	$1,000.00	$1,018.35	$3.47	$1.82	$1.22	$6.51
Class C	Actual return	2.02%	$1,000.00	$1,046.00	$3.49	$1.83	$4.93	$10.25
	Hypothetical return	2.02%	$1,000.00	$1,014.78	$3.44	$1.80	$4.85	$10.09
Class I	Actual return	0.75%	$1,000.00	$1,049.00	$3.02	$0.79	$-	$3.81
	Hypothetical return	0.75%	$1,000.00	$1,021.08	$2.97	$0.79	$-	$3.76

Diamond Hill Funds Semi-Annual Report June 30, 2006	Page 41

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period (Continued)
(Unaudited)

		Net Expense Ratio Annualized June 30, 2006	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Investment Advisory Fees	Administration Fees	Distribution/ Service Fees	Total Net Expenses
Long-Short Fund
Class A	Actual return	1.78%	$1,000.00	$1,074.10	$5.38	$2.28	$1.49	$9.15
	Hypothetical return	1.78%	$1,000.00	$1,015.97	$5.23	$2.22	$1.45	$8.90
Class C	Actual return	2.54%	$1,000.00	$1,069.70	$5.13	$2.19	$5.72	$13.04
	Hypothetical return	2.54%	$1,000.00	$1,012.20	$4.99	$2.13	$5.55	$12.67
Class I	Actual return	1.35%	$1,000.00	$1,076.40	$5.73	$1.22	$-	$6.95
	Hypothetical return	1.35%	$1,000.00	$1,018.10	$5.57	$1.19	$-	$6.76

Financial Long-Short Fund
Class A	Actual return	1.65%	$1,000.00	$1,052.50	$5.14	$1.98	$1.28	$8.40
	Hypothetical return	1.65%	$1,000.00	$1,016.61	$5.05	$1.94	$1.26	$8.25
Class C	Actual return	2.40%	$1,000.00	$1,048.20	$5.10	$1.97	$5.12	$12.19
	Hypothetical return	2.40%	$1,000.00	$1,012.89	$5.02	$1.94	$5.02	$11.98

Strategic Income Fund
Class A	Actual return	1.13%	$1,000.00	$1,029.30	$2.50	$1.93	$1.26	$5.69
	Hypothetical return	1.13%	$1,000.00	$1,019.19	$2.49	$1.92	$1.25	$5.66
Class C	Actual return	1.88%	$1,000.00	$1,025.60	$2.50	$1.93	$5.01	$9.44
	Hypothetical return	1.88%	$1,000.00	$1,015.47	$2.49	$1.92	$4.99	$9.40
Class I	Actual return	0.69%	$1,000.00	$1,031.60	$2.51	$0.97	$-	$3.48
	Hypothetical return	0.69%	$1,000.00	$1,021.37	$2.50	$0.96	$-	$3.46

_____________________
You can find more information about the Fund's expenses, including annual expense ratios for historical periods in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. This standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

Page 42	Diamond Hill Funds Semi-Annual Report June 30, 2006

Diamond Hill Funds
Management of the Trust (unaudited)

Listed in the charts below is basic information regarding the Trustees and officers of the Trust.

TRUSTEES:
Name/ Address/[3] Age	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Last 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee

Thomas E. Line Year of Birth:1967	Chairman Trustee	Since November 2005	Managing Director and Chief Financial Officer, Red Capital Group (mortgage and investment banking subsidiary of National City Bank), October 2005 to the present; Vice President and Treasurer, Red Capital Group, September 2004 to October 2005;President,Focused Financial Consulting, Inc. (financial consulting),March 2002 to September 2004;Chief Operating Officer, Meeder Financial, Inc. (parent of investment adviser and mutual fund servicing companies),June 1998 to March 2002.	7

Elizabeth P. Kessler Year of Birth:1968	Trustee	Since November 2005	Attorney - Jones Day	7

George A. Skestos Year of Birth:1968	Trustee	Since August 2000	Managing Member, Arcadia Holdings, LLC (private investment banking firm), May 2001 to the present; President of Homewood Corporation (real estate development firm),January 2000 to the present.	7

PRINCIPAL OFFICERS:

Name/ Address/[3] Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Last 5 Years

James F. Laird,Jr.[2] Year of Birth: 1957	President	Since December 2001
Chief Financial Officer of Diamond Hill Investment Group, Inc., since December 2001. President of Diamond Hill Securities since July 2001. Vice President Corporate Strategy with Nationwide Insurance from January 2001 to July 2001. Senior Vice President Product Development with Villanova Capital from February 1999 through December 2000.

Gary R.Young[2] Year of Birth: 1969	Treasurer Secretary and Chief Compliance Officer	Since May 2004 Since September 2004
Controller of Diamond Hill Investment Group, Inc. since April 2004. Director of Mutual Fund Administration with Banc One Investment Advisors October 1998 through April 2004. Vice President and Manager of Mutual Fund Accounting and Financial Reporting with First Chicago NBD January 1996 through October 1998.

1	Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Trust until his or her successor is duly elected and qualified.

2
Mr. Laird and Mr. Young are each an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended, because of their relationship with Diamond Hill Capital Management, Inc.

3	The address of each Trustee and Officer is 325 John H. McConnell Boulevard - Suite 200, Columbus, Ohio 43215.

The Statement of Additional Information contains additional information about the Trustees and is available without charge on www.diamond-hill.com or by calling 1-888-226-5595.

Diamond Hill Funds Semi-Annual Report June 30, 2006	Page 43

325 John H. McConnell Boulevard, Suite 200
Columbus, Ohio 43215
614.255.3333
www.diamond-hill.com

INVESTMENT ADVISER
Diamond Hill Capital Management, Inc.

DISTRIBUTOR
IFS Fund Distributors, Inc.

FOR ADDITIONAL INFORMATION, CALL
Integrated Investment Services, Inc.
Toll Free 888.226.5595

Item 2. Code of Ethics.

Not required in semi-annual report filing.

Item 3. Audit Committee Financial Expert.

Not required in semi-annual report filing.

Item 4. Principal Accountant Fees and Services.

Not required in semi-annual report filing.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)    Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)    Not applicable in semiannual filing.

(a)(2)    Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a)(3)    Not applicable.

(b)        Certifications required by Item 12(b) of Form N-CSR are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Diamond Hill Funds

By (Signature and Title)

/s/ James F. Laird
James F. Laird, Jr.
President

Date: August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James F. Laird
James F. Laird, Jr.
President

Date: August 30, 2006

By (Signature and Title)

/s/ Gary R. Young
Gary R. Young.
Treasurer and Chief Financial Officer

Date: August 30, 2006